UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin K2 Alternative Strategies Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Consolidated Financial Highlights and
Consolidated Statement of Investments	12
Consolidated Financial Statements	68
Notes to Consolidated Financial
Statements	72
Shareholder Information	87

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We are pleased to bring you Franklin K2 Alternative Strategies Fund’s semiannual report for the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +2.63% cumulative total return. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, produced a +0.02% total return.1 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, had a -0.65% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Strategy Allocation

Based on Total Investments as of 11/30/14

Economic and Market Overview

The global economy grew moderately during the six months under review as many developed markets continued to recover and many emerging markets continued to expand. U.S. economic growth trends were generally encouraging during the period. Economic activity improved in the third quarter of 2014, resulting largely from increased consumer spending, business investments, federal defense spending and a narrower trade deficit. The U.S. Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance.

Outside the U.S., the U.K. economy grew relatively well, supported by the services and manufacturing sectors. U.K. gross domestic product (GDP) continued to expand in the third

1. Source: Morningstar
2. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund
Research, Inc., which does not endorse or approve of any of the contents of this report.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page 17.

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quarter. In the eurozone, economic growth remained subdued as concerns persisted about the potential negative effects on growth from fundamental economic and labor market issues, as well as the crisis in Ukraine. In June, the European Central Bank (ECB) reduced its main interest rate and for the first time set a negative deposit rate; the ECB reduced both rates again in September. The ECB broadened its monetary easing stance by implementing an asset purchase program to prevent deflation and stimulate the economy.

In Japan, second- and third-quarter GDP contractions indicated the economy was in a recession. However, private consumption and exports improved in the third quarter. In October, the Bank of Japan expanded its stimulus measures amid weak domestic demand following a sales tax hike and as substantially lower crude oil prices exerted further downward pressure on inflation. In November, Prime Minister Shinzo Abe called an early parliamentary election and postponed a second sales tax increase scheduled for October 2015, as he sought to expand the mandate for his economic policies.

In several emerging markets, economic growth moderated in the third quarter. However, Brazil exited recession as government spending prior to presidential elections drove third-quarter GDP growth. Emerging market equities, as measured by the MSCI Emerging Markets Index, ended the six-month period relatively flat, amid headwinds such as soft domestic demand and weak exports in several countries, as well as concerns about the timing of U.S. interest rate increases and geopolitical tensions in certain regions. Many emerging market currencies depreciated against the U.S. dollar, leading central banks in several countries to raise interest rates in an effort to curb inflation and support their currencies. Several other central banks lowered interest rates to promote economic growth. After implementing monetary stimulus measures to support specific sectors, China’s central bank increased its efforts to bolster the economy by cutting its benchmark interest rates for the first time since July 2012.

As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds performed well in local currency terms as interest rates in many developed market countries remained at historical lows. However, the U.S.

dollar’s appreciation against most currencies led these bonds to post losses in U.S. dollar terms. Commodity prices overall ended lower for the period, as measured by the Bloomberg Commodity Index, driven by steep declines in crude oil prices resulting from weak global demand growth and strong world supply.3 Gold prices declined amid benign global inflation and a strong U.S. dollar.

Subadvisors
11/30/14

Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management, LLC
Independence Capital Asset Partners, LLC
Jennison Associates, LLC
Wellington Management Company, LLP
Event Driven
P. Schoenfeld Asset Management L.P.
York Registered Holdings, L.P.
Relative Value
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
Global Macro
Graham Capital Management, L.P.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various sub-advisors and other investment options, among other things. The allocations to specific subadvisors may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the global equity markets by taking

3. Prior to 7/1/14, the index was known as the Dow Jones-UBS Commodity Index.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information

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long and short positions in stocks and common stock indexes (through the use of derivatives or through a short position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (writer) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

Three of the four strategies in which the Fund’s assets were allocated contributed to absolute performance for the period, led by long short equity and global macro. The event driven strategy allocation also showed a gain. In contrast, The Fund’s relative value investments declined modestly.

The Fund’s long short equity strategy managers were Chilton Investment Co., Impala Asset Management, Independence Capital Asset Partners, Jennison Associates and Wellington Management Co. All five subadvisors contributed positive performance for the period, led by the health care specialist and technology-focused managers. Performance drivers for the strategy included exposure to biotechnology, pharmaceutical, chemical, commercial and retail stocks. Meaningful detractors from performance included consumer non-cyclical (e.g., food processing and personal products) equities, as well as equity index hedges through positions in ETFs. Net and gross exposures within the long short strategy remained relatively unchanged as managers were optimistic about the longer term performance potential for equity markets despite shorter term macroeconomic and geopolitical concerns.

Our global macro strategy manager was Graham Capital Management. The manager performed positively over the period, as a rally in the U.S. dollar benefited its trend-following strategy. Key contributors included short exposures to the euro and the Japanese yen achieved through currency forwards. Strong trends in currency price moves contributed to aggressive selling in currencies other than the U.S. dollar. In commodities-related trades, the strengthening U.S. dollar and other market factors, such as oversupply, led to declines for many commodities during 2014’s third quarter. Graham Capital implemented trades that sought to exploit these trends, which resulted in strong gains. Losses arose primarily from equity and fixed income exposures.

The Fund’s event driven strategy managers were P. Schoenfeld Asset Management and York Registered Holdings. A variety of event-driven company catalysts benefited performance for both subadvisors during the period, particularly in the technology, media and telecommunications sectors, where consolidation and significant levels of corporate activity continued. Starting in the fall, a rise in broad market volatility, falling energy prices, and increased political scrutiny related to so-called tax inversion strategies contributed to a significant widening of deal spreads and several notable announced mergers and acquisitions deals that failed to reach completion, which served to pare some of the managers’ earlier gains. In a tax inversion, a U.S. company seeks to acquire a non-U.S. company so it can move its

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headquarters abroad to a lower tax nation. Portfolio hedges were also a detractor for the period, given the overall rising equity markets.

Our relative value strategy managers were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Co. In aggregate, the strategy declined for the period, with three of the four subadvisors posting losses. Overall, hedged bond positions supported performance, given that credit markets were broadly weaker because of increasing concerns about the timing of possible U.S. interest rate hikes. Other key contributors included gains from structured credit, distressed and currency-focused trading strategies. In contrast, the strategy’s investments in investment-grade corporate bonds, government sponsored enterprises and high yield corporate bonds detracted.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

David C. Saunders has been involved in the investment and trading of financial instruments since 1983. He has worked at Tucker Anthony & R.L. Day as an equity trader; First Boston Corp. as Vice President on the equity block trading desk; WaterStreet Capital, a hedge fund, as Head Trader; Tiger Management, as Head Trader; WorldSec Securities as President and ABN Amro Inc. as a Senior Managing Director. He co-founded K2 Advisors in 1994.

William A. Douglass III began his career at Donaldson, Lufkin and Jenrette Securities, where he worked in equity sales. In 1991, Mr. Douglass joined Tiedemann International Research, Ltd. (“TIR”) (Tokyo) as Director of Sales. He returned to the U.S. in 1992 to become Director of Sales for TIR’s North American operation, where he co-managed the firm’s U.S. business until April 1994. He co-founded K2 Advisors in 1994.

Brooks Ritchey is a senior managing director and head of portfolio construction for K2 Advisors. He is also a senior vice president and director of investment solutions for the Franklin Templeton Solutions division. Since 1987, Mr. Ritchey has successfully managed multi-asset mutual fund and hedge fund portfolios during his employment with organizations including Steinhardt Partners, Citibank, Finch Asset Management, Paribas, AIG and ING. Mr. Ritchey joined K2 Advisors in 2005.

Robert Christian is a senior managing director and head of research for K2 Advisors, which he joined in 2010.

Mr. Christian worked at Graham Capital Management, L.P., from 1998 to 2003 as a portfolio manager and researcher of quantitative-based trading strategies. At Julius Baer Investment Management from 2003 to 2005, he was the head of Macro Strategies. From 2005 to 2010, he worked at FRM Americas LLC where he was the Global Head of Directional Trading Strategies and portfolio advisor to numerous funds.

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Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value[1]

Share Class (Symbol)	11/30/14	5/31/14		Change
A (FAAAX)	$10.92	$10.64	+$	0.28
C (FASCX)	$10.85	$10.60	+$	0.25
R (FSKKX)	$10.90	$10.62	+$	0.28
R6 (FASRX)	$10.96	$10.66	+$	0.30
Advisor (FABZX)	$10.95	$10.65	+$	0.30

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PERFORMANCE SUMMARY

Performance as of 11/30/142

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

					Average Annual	Total Annual Operating Expenses[7]
	Cumulative		Average Annual	Value of $10,000	Total Return
Share Class	Total Return[3]		Total Return[4]	Investment[5]	(12/31/14)[6]	(with waiver)	(without waiver)
A						2.82%	3.71%
6-Month	+2.63	% 1	-3.28%	$9,672
1-Year	+7.16%		+1.04%	$10,104	+-1.12%
Since Inception (10/11/13)	+9.63%		+2.92%	$10,333	2.46%
C						3.52%	4.41%
6-Month	+2.36%[1]		+1.36%	$10,136
1-Year	+6.48%		5.48%	$10,548	+3.20%
Since Inception (10/11/13)	+8.93%		+7.81%	$10,893	+6.89%
R						3.02%	3.91%
6-Month	+2.64%[1]		+2.64%	$10,264
1-Year	+6.97%		+6.97%	$10,697	+4.63%
Since Inception (10/11/13)	+9.43%		+8.25%	$10,943	+7.33%
R6						2.45%	3.34%
6-Month	+2.81%[1]		+2.81%	$10,281
1-Year	+7.56%		+7.56%	$10,756	+5.25%
Since Inception (10/11/13)	+10.03%		+8.77%	$11,003	+7.86%
Advisor						2.52%	3.41%
6-Month	+2.82%[1]		+2.82%	$10,282
1-Year	+7.46%		+7.46%	$10,746	+5.23%
Since Inception (10/11/13)	+9.93%		+8.68%	$10,993	+7.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating fund assets. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgments about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the asset of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell at the price they have been valued. The Fund may invest in investment funds, which may be more costly than investing in the underlying securities directly. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Price and total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 11/30/14 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.

2. The Fund has an expense reduction contractually guaranteed through at least 9/30/15 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

3. Cumulative total return represents the change in value of an investment over the periods indicated.

4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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			YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$1,026.40	$15.95
Hypothetical (5% return before expenses)	$1,000	$1,009.33	$15.82
C
Actual	$1,000	$1,023.60	$18.92
Hypothetical (5% return before expenses)	$1,000	$1,006.37	$18.76
R
Actual	$1,000	$1,026.40	$16.66
Hypothetical (5% return before expenses)	$1,000	$1,008.62	$16.52
R6
Actual	$1,000	$1,028.10	$13.93
Hypothetical (5% return before expenses)	$1,000	$1,011.33	$13.82
Advisor
Actual	$1,000	$1,028.20	$14.13
Hypothetical (5% return before expenses)	$1,000	$1,011.13	$14.02

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 3.14%; C: 3.73%; R: 3.28%; R6: 2.74% and Advisor: 2.78%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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Consolidated Financial Highlights
Franklin K2 Alternative Strategies Fund
	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.64	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.06)	(0.02)
Net realized and unrealized gains (losses)	0.33	0.70
Total from investment operations	0.27	0.68
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.91	$10.64

Total return[d]	2.54%	6.82%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.52%[g,h]	3.33%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.14%[g,h]	2.83%
Expenses incurred in connection with securities sold short	0.70%	0.56%
Net investment income (loss)	(1.17)%[g]	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$96,189	$96,889
Portfolio turnover rate	154.61%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.60	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.09)	(0.08)
Net realized and unrealized gains (losses)	0.32	0.72
Total from investment operations	0.23	0.64
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.83	$10.60

Total return[d]	2.17%	6.42%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	4.11%[g,h]	4.03%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.73%[g,h]	3.53%
Expenses incurred in connection with securities sold short	0.70%	0.56%
Net investment income (loss)	(1.76)%[g]	(1.05)%

Supplemental data
Net assets, end of period (000’s)	$25,351	$16,618
Portfolio turnover rate	154.61%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.62	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)	(0.05)
Net realized and unrealized gains (losses)	0.33	0.71
Total from investment operations	0.26	0.66
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.88	$10.62

Total return[d]	2.45%	6.62%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.66%[g,h]	3.63%
Expenses net of waiver, payments by affiliates and expense reduction[f]	3.28%[g,h]	3.13%
Expenses incurred in connection with securities sold short	0.70%	0.56%
Net investment income (loss)	(1.31)%[g]	(0.65)%

Supplemental data
Net assets, end of period (000’s)	$12,197	$11,660
Portfolio turnover rate	154.61%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.66	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.01)
Net realized and unrealized gains (losses)	0.32	0.71
Total from investment operations	0.28	0.70
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.94	$10.66

Total return[d]	2.63%	7.02%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.12%[g,h]	3.19%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.74%[g,h]	2.69%
Expenses incurred in connection with securities sold short	0.70%	0.56%
Net investment income (loss)	(0.77)%[g]	(0.21)%

Supplemental data
Net assets, end of period (000’s)	$221,474	$215,526
Portfolio turnover rate	154.61%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)
	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.65	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.02)
Net realized and unrealized gains (losses)	0.33	0.71
Total from investment operations	0.29	0.69
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.94	$10.65

Total return[d]	2.72%	6.92%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	3.16%[g,h]	3.21%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.78%[g,h]	2.71%
Expenses incurred in connection with securities sold short	0.70%	0.56%
Net investment income (loss)	(0.81)%[g]	(0.23)%

Supplemental data
Net assets, end of period (000’s)	$143,434	$54,593
Portfolio turnover rate	154.61%	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.

16 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2014 (unaudited)

Franklin K2 Alternative Strategies Fund
	Country	Shares	Value
Common Stocks and Other Equity Interests 50.5%
Aerospace & Defense 0.8%
AAR Corp	United States	500	$12,815
[a,b]B/E Aerospace Inc	United States	15,811	1,231,202
[a]The Boeing Co	United States	3,867	519,570
[b]Finmeccanica SpA	Italy	20,987	203,723
General Dynamics Corp	United States	6,310	917,222
[a]TransDigm Group Inc	United States	5,613	1,110,195
			3,994,727
Air Freight & Logistics 0.5%
[a]FedEx Corp	United States	9,799	1,745,986
[a]United Parcel Service Inc., B	United States	8,992	988,400
			2,734,386
Airlines 1.8%
[b]Air Canada, B	Canada	7,986	78,093
[b]Air France-KLM	France	13,094	138,121
[a]American Airlines Group Inc	United States	63,932	3,102,620
[b,c,d]AMR Corp., Contingent Distribution	United States	3,268	—
[a]Delta Air Lines Inc	United States	55,754	2,602,039
[b]International Consolidated Airlines Group SA	United Kingdom	114,836	821,712
[b]Spirit Airlines Inc	United States	4,050	334,894
[b]United Continental Holdings Inc	United States	34,595	2,118,252
			9,195,731
Auto Components 0.3%
[b]TRW Automotive Holdings Corp	United States	12,245	1,266,133
Automobiles 0.6%
Ford Motor Co	United States	122,436	1,925,918
General Motors Co	United States	6,838	228,594
[a]Harley-Davidson Inc	United States	10,028	698,751
[b]Tesla Motors Inc	United States	1,295	316,654
			3,169,917
Banks 0.6%
[b]Banca Popolare dell’Emilia Romagna Societa Cooperativa	Italy	20,849	147,895
[b]Banca Popolare di Milano Scarl	Italy	171,178	125,262
[b]Banco Popolare Societa Cooperativa	Italy	8,981	123,951
[a]Citigroup Inc	United States	2,676	144,424
[b,e]Commerzbank AG	Germany	53,164	814,131
HSBC Holdings PLC, ADR	United Kingdom	146	7,264
[a]Wells Fargo & Co	United States	27,010	1,471,505
			2,834,432
Beverages 1.2%
[a]Anheuser-Busch InBev NV, ADR	Belgium	23,723	2,775,354
[a]Brown-Forman Corp., B	United States	10,566	1,025,430
[a,b]Constellation Brands Inc., A	United States	11,286	1,087,971
Cott Corp	Canada	10,924	71,552
Molson Coors Brewing Co., B	United States	16,074	1,243,324
			6,203,631
Biotechnology 3.1%
[b]ACADIA Pharmaceuticals Inc	United States	9,858	294,458
[b]Acceleron Pharma Inc	United States	4,208	163,018

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Acorda Therapeutics Inc	United States	2,895	$105,523
[a,b]Agios Pharmaceuticals Inc	United States	1,367	137,807
[b]Alder Biopharmaceuticals Inc	United States	8,553	139,585
[a,b]Alexion Pharmaceuticals Inc	United States	7,221	1,407,373
[a,b]Alnylam Pharmaceuticals Inc	United States	8,391	843,715
[b]Amicus Therapeutics Inc	United States	6,326	50,165
[b]Applied Genetic Technologies Corp	United States	7,102	143,389
[b]Atara Biotherapeutics Inc	United States	2,576	69,552
[b]Auspex Pharmaceuticals Inc	United States	2,306	55,874
[b]Avalanche Biotechnologies Inc	United States	847	33,448
[a,b]Biogen Idec Inc	United States	2,572	791,379
[a,b]BioMarin Pharmaceutical Inc	United States	19,415	1,741,914
[b]Bluebird Bio Inc	United States	4,887	201,491
[b]Calithera Biosciences Inc	United States	4,721	50,373
[b]Cara Therapeutics Inc	United States	2,414	22,305
[a,b]Celgene Corp	United States	11,959	1,359,619
[a,b]Celldex Therapeutics Inc	United States	16,729	339,264
[b]Chimerix Inc	United States	4,173	147,057
[b]Dyax Corp	United States	13,953	195,900
[b]Eagle Pharmaceuticals Inc	United States	5,481	69,115
[b]Fibrocell Science Inc	United States	18,623	50,282
[b]Flexion Therapeutics Inc	United States	908	15,572
[a,b]Gilead Sciences Inc	United States	6,970	699,230
[a,b]Incyte Corp. Ltd	United States	17,378	1,312,908
[b]Insmed Inc	United States	5,544	78,226
[a,b]Intercept Pharmaceuticals Inc	United States	4,179	600,648
[a,b]Isis Pharmaceuticals Inc	United States	16,004	828,847
[b]Kindred Biosciences Inc	United States	16,117	155,046
[b]Kite Pharma Inc	United States	844	35,431
[a,b]KYTHERA Biopharmaceuticals Inc	United States	1,961	75,008
[b]MacroGenics Inc	United States	976	27,582
[b]Medgenics Inc	United States	7,179	29,649
[b]Otonomy Inc	United States	9,748	234,049
[a,b]OvaScience Inc	United States	10,135	256,010
[b]Portola Pharmaceuticals Inc	United States	7,034	197,796
[b]ProQR Therapeutics NV	Netherlands	3,191	48,407
[b]Prothena Corp. PLC	Ireland	5,141	124,618
[b]Receptos Inc	United States	3,045	411,989
[b]Regeneron Pharmaceuticals Inc	United States	619	257,572
[b]Regulus Therapeutics Inc	United States	4,353	81,575
[b]Retrophin Inc	United States	3,467	35,017
[a,b]Sangamo BioSciences Inc	United States	14,594	176,296
[a,b]Synta Pharmaceuticals Corp	United States	28,797	91,287
[b]TG Therapeutics Inc	United States	4,487	66,946
[b]Ultragenyx Pharmaceutical Inc	United States	6,070	264,591
[b]Vascular Biogenics Ltd	Israel	5,673	35,428
[b]Verastem Inc	United States	4,253	39,553
[a,b]Vertex Pharmaceuticals Inc	United States	8,121	957,304
[b]Zafgen Inc	United States	1,687	39,830
			15,589,021

18 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Building Products 0.4%
[a]Fortune Brands Home & Security Inc	United States	34,439	$1,547,000
Sanitec Corp	Finland	20,961	269,855
			1,816,855
Capital Markets 0.3%
Lazard Ltd., A	United States	14,637	754,098
[a]NorthStar Asset Management Group Inc	United States	36,372	761,994
SEI Investments Co	United States	3,000	118,890
			1,634,982
Chemicals 2.5%
[a]Air Products & Chemicals Inc	United States	17,189	2,472,294
Akzo Nobel NV	Netherlands	31,303	2,164,427
The Dow Chemical Co	United States	30,032	1,461,657
[a]Ecolab Inc	United States	11,584	1,262,077
[a]FMC Corp	United States	8,897	483,997
Rockwood Holdings Inc	United States	5,118	398,948
[a]The Sherwin-Williams Co	United States	5,887	1,441,491
Tronox Ltd., A	United States	500	11,275
[a,b]WR Grace & Co	United States	30,056	2,887,480
			12,583,646
Commercial Services & Supplies 0.6%
[b]Atento SA	Luxembourg	13,600	150,008
Edenred	France	21,822	629,782
[b]Metalico Inc	United States	114,883	43,943
Mitie Group PLC	United Kingdom	70,328	308,210
Tyco International Ltd	United States	36,831	1,580,050
West Corp	United States	1,670	52,171
			2,764,164
Communications Equipment 0.4%
[b]Aruba Networks Inc	United States	6,850	128,164
[a]Cisco Systems Inc	United States	24,259	670,519
[a,b]F5 Networks Inc	United States	1,065	137,587
QUALCOMM Inc	United States	4,220	307,638
[b]Ruckus Wireless Inc	United States	11,500	131,790
[b]Sonus Networks Inc	United States	152,700	564,990
			1,940,688
Construction & Engineering 0.1%
Chicago Bridge & Iron Co. NV	United States	2,693	134,731
Fluor Corp	United States	9,412	583,450
			718,181
Construction Materials 0.1%
[a]Vulcan Materials Co	United States	5,131	339,159
Consumer Finance 0.0%†
[b]Ally Financial Inc	United States	1,737	41,306
Containers & Packaging 0.1%
[a,b]Crown Holdings Inc	United States	7,345	363,577
[b]Graphic Packaging Holding Co	United States	9,095	113,233
			476,810

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Diversified Consumer Services 0.1%
[b]Cambian Group PLC	United Kingdom	6,702	$25,157
Sotheby’s	United States	7,231	292,205
			317,362
Diversified Financial Services 0.5%
[a]CME Group Inc	United States	6,011	508,771
[a]Moody’s Corp	United States	13,283	1,341,716
[a]MSCI Inc	United States	9,810	474,411
Voya Financial Inc	United States	4,660	195,161
			2,520,059
Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	Netherlands	312,598	1,038,705
[a,b]Level 3 Communications Inc	United States	19,110	955,500
[b]Telecom Italia SpA	Italy	147,192	165,962
Telecom Italia SpA	Italy	137,677	122,079
			2,282,246
Electrical Equipment 0.1%
[a]Rockwell Automation Inc	United States	2,333	269,252
Electronic Equipment, Instruments & Components 0.1%
[b]InvenSense Inc	United States	3,400	49,266
TE Connectivity Ltd	United States	7,400	475,080
[b]TTM Technologies Inc	United States	3,368	22,768
			547,114
Energy Equipment & Services 0.4%
Amec Foster Wheeler PLC, ADR	United Kingdom	12,208	176,657
Baker Hughes Inc	United States	5,183	295,431
[a,b]Dresser-Rand Group Inc	United States	13,652	1,107,314
[b]FMSA Holdings Inc	United States	2,528	24,168
Schlumberger Ltd	United States	4,472	384,368
			1,987,938
Food & Staples Retailing 1.0%
[a]Costco Wholesale Corp	United States	19,800	2,813,976
CVS Caremark Corp	United States	593	54,176
The Kroger Co	United States	16,187	968,630
[a]Safeway Inc	United States	34,665	1,207,729
Wal-Mart Stores Inc	United States	405	35,454
Whole Foods Market Inc	United States	281	13,777
			5,093,742
Food Products 0.6%
Cranswick PLC	United Kingdom	9,128	210,438
[b]Diamond Foods Inc	United States	5,845	174,123
Greencore Group PLC	Ireland	28,973	133,227
Lindt & Spruengli AG	Switzerland	23	1,374,641
Mead Johnson Nutrition Co., A	United States	9,312	966,958
			2,859,387

20 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies 2.0%
[a]Becton Dickinson and Co	United States	13,454	$1,888,000
[a,b]CareFusion Corp	United States	11,966	708,028
The Cooper Cos. Inc	United States	680	114,852
Covidien PLC	United States	48,968	4,945,768
[b]DBV Technologies SA, ADR	France	3,229	81,888
[a,b]Derma Sciences Inc	United States	10,080	82,757
[b]GenMark Diagnostics Inc	United States	19,684	223,610
[b]Innocoll AG, ADR	Germany	2,953	22,915
[b]InspireMD Inc	United Kingdom	17,279	16,588
[a]Medtronic Inc	United States	22,509	1,662,740
[b]Nevro Corp	United States	471	12,712
[b]Novadaq Technologies Inc	Canada	9,870	141,635
[b]Tandem Diabetes Care Inc	United States	486	6,867
[b]Tornier NV	United States	2,247	59,972
			9,968,332
Health Care Providers & Services 1.3%
[b]Acadia Healthcare Co. Inc	United States	5,892	365,363
Celesio AG	Germany	39,660	1,322,764
[a,b]Centene Corp	United States	5,495	542,741
[a]Cigna Corp	United States	3,653	375,857
[b]Community Health Systems Inc	United States	27,875	836
[b]Envision Healthcare Holdings Inc	United States	6,854	242,357
[a,b]HCA Holdings Inc	United States	21,736	1,514,782
McKesson Corp	United States	3,072	647,455
[b]Molina Healthcare Inc	United States	3,610	184,543
Omnicare Inc	United States	9,658	679,151
[a,b]Premier Inc., A	United States	2,184	74,300
[a]UnitedHealth Group Inc	United States	2,407	237,402
[a]Universal Health Services Inc., B	United States	3,685	385,525
			6,573,076
Health Care Technology 0.1%
[b]Castlight Health Inc	United States	2,233	27,756
[b]Cerner Corp	United States	2,406	154,947
[b]IMS Health Holdings Inc	United States	7,220	180,500
			363,203
Hotels, Restaurants & Leisure 2.9%
[b]Bloomin’ Brands Inc	United States	23,406	532,955
Brinker International Inc	United States	10,386	585,043
[a,b]Buffalo Wild Wings Inc	United States	5,311	903,985
Carnival Corp	United States	19,261	850,566
Cracker Barrel Old Country Store Inc	United States	4,890	625,969
[a]Domino’s Pizza Inc	United States	16,402	1,539,328
Extended Stay America Inc	United States	10,457	194,500
[a]International Game Technology	United States	50,975	868,104
Jack in the Box Inc	United States	1,833	136,559
[a,b]Life Time Fitness Inc	United States	11,115	615,549
Marriott International Inc., A	United States	20,722	1,632,686
[b]Multimedia Games Holding Co. Inc	United States	9,953	361,194
Sonic Corp	United States	11,732	318,993

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp	United States	2,372	$192,630
Starwood Hotels & Resorts Worldwide Inc	United States	1,663	131,377
Tim Hortons Inc	United States	2,952	249,739
Vail Resorts Inc	United States	2,851	249,862
[a]Wyndham Worldwide Corp	United States	33,561	2,797,645
Wynn Macau Ltd	China	65,300	213,038
[a]Wynn Resorts Ltd	United States	5,937	1,060,408
[a]Yum! Brands Inc	United States	5,623	434,377
[b]Zoe’s Kitchen Inc	United States	1,808	57,187
			14,551,694
Household Durables 1.1%
[b]iRobot Corp	United States	4,400	160,248
Lennar Corp., A	United States	31,194	1,473,605
MDC Holdings Inc	United States	4,892	128,709
[b]Meritage Homes Corp	United States	8,170	320,427
[a,b]NVR Inc	United States	981	1,234,755
PulteGroup Inc	United States	26,034	563,115
[a]The Ryland Group Inc	United States	29,829	1,167,209
[a,b]Tempur Sealy International Inc	United States	6,084	347,092
[b]William Lyon Homes, A	United States	1,866	38,402
			5,433,562
Household Products 0.2%
Church & Dwight Co. Inc	United States	10,087	773,774
Industrial Conglomerates 0.3%
[a]Danaher Corp	United States	18,606	1,554,717
Insurance 0.1%
[a]American International Group Inc	United States	7,588	415,822
Internet & Catalog Retail 0.5%
[a,b]Amazon.com Inc	United States	1,505	509,653
Expedia Inc	United States	1,900	165,509
[a,b]HomeAway Inc	United States	13,025	408,464
[a,b]Liberty Ventures, A	United States	12,066	442,098
[b,e]Netflix Inc	United States	370	128,239
Travelport Worldwide Ltd	Bermuda	36,100	626,335
[a,b]TripAdvisor Inc	United States	4,886	359,854
			2,640,152
Internet Software & Services 2.2%
[a,b]Akamai Technologies Inc	United States	7,420	479,406
[b]Alibaba Group Holding Ltd., ADR	China	24,286	2,711,289
[b]Baidu Inc., ADR	China	4,082	1,000,539
[b]Bankrate Inc	United States	19,415	226,961
[b]Benefitfocus Inc	United States	8,500	230,265
[b]CoStar Group Inc	United States	2,000	340,520
[a,b]eBay Inc	United States	9,315	511,207
[a]Equifax Inc	United States	10,885	865,902
Equinix Inc	United States	2,686	610,179
[a,b]Google Inc., A	United States	365	200,414
[a,b]Google Inc., C	United States	465	251,951

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Internet Software & Services (continued)
[b]Just Eat PLC	United Kingdom	18,749	$102,606
[b]Marketo Inc	United States	5,800	185,368
[b]Qihoo 360 Technology Co. Ltd., ADR	China	1,000	74,330
[b]VeriSign Inc	United States	5,140	308,914
[b]Web.com Group Inc	United States	6,970	118,281
[b]Xoom Corp	United States	14,900	208,749
[b]Yahoo! Inc	United States	46,760	2,419,362
[b]Yelp Inc	United States	5,695	325,128
			11,171,371
IT Services 2.7%
Accenture PLC, A	United States	9,060	782,150
[a,b]Alliance Data Systems Corp	United States	1,745	498,843
[a]Automatic Data Processing Inc	United States	10,585	906,499
[a,b]Cardtronics Inc	United States	14,420	564,687
[a,b]Cognizant Technology Solutions Corp., A	United States	11,805	637,352
[a,b]EPAM Systems Inc	United States	6,010	306,690
[b]Euronet Worldwide Inc	United States	600	34,842
EVERTEC Inc	United States	20,865	459,865
[a,b]ExlService Holdings Inc	United States	32,885	921,767
[b]FleetCor Technologies Inc	United States	8,892	1,350,606
[a]Forrester Research Inc	United States	8,300	329,593
[b]Gartner Inc	United States	1,225	104,713
[b]Genpact Ltd	United States	58,190	1,048,584
[a]Global Payments Inc	United States	6,400	552,704
[a]Heartland Payment Systems Inc	United States	17,235	939,652
[a]MasterCard Inc., A	United States	13,894	1,212,807
QIWI PLC, ADR	Russia	7,225	201,144
[a,b]Vantiv Inc., A	United States	16,025	540,683
[b]VeriFone Systems Inc	United States	10,445	372,469
[a]Visa Inc., A	United States	2,445	631,275
[a,b]WEX Inc	United States	8,267	934,832
			13,331,757
Leisure Equipment & Products 0.3%
Brunswick Corp	United States	11,966	594,471
[a]Polaris Industries Inc	United States	4,489	703,471
			1,297,942
Life Sciences Tools & Services 0.5%
[b]Fluidigm Corp	United States	7,411	228,481
[b]Genfit	France	3,102	153,838
[a,b]Illumina Inc	United States	3,620	691,022
[a]Thermo Fisher Scientific Inc	United States	7,176	927,785
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	7,171	246,037
			2,247,163
Machinery 0.6%
Airtac International Group	Taiwan	19,000	171,290
MAN SE	Germany	470	53,607
[a]Pall Corp	United States	14,145	1,359,476
[a]The Timken Co	United States	21,585	923,622

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Machinery (continued)
[a]The Toro Co	United States	9,056	$594,798
			3,102,793
Marine 0.2%
American Shipping ASA	Norway	8,218	49,306
Irish Continental Group PLC	Ireland	219,470	846,704
			896,010
Media 4.1%
[a]CBS Corp., B	United States	29,035	1,593,441
[b]Charter Communications Inc., A	United States	2,262	383,861
[a]Comcast Corp., A	United States	25,878	1,476,081
[a,b]DIRECTV	United States	28,033	2,458,774
[a,b]DISH Network Corp., A	United States	34,929	2,773,712
[b]Imax Corp	Canada	21,125	662,903
[b]Liberty Broadband Corp., A	United States	4,217	231,260
[a,b]Liberty Broadband Corp., C	United States	7,123	387,491
[b]Liberty Global PLC, A	United Kingdom	33,572	1,745,408
[b]Liberty Global PLC, C	United Kingdom	14,480	722,842
[a,b]Liberty Media Corp., A	United States	27,102	996,541
[a,b]Liberty Media Corp., C	United States	31,055	1,134,439
[b]The Madison Square Garden Co., A	United States	1,704	124,460
[b]Markit Ltd	United States	13,900	353,477
[a]Time Warner Cable Inc	United States	17,433	2,602,398
[a]Time Warner Inc	United States	9,272	789,233
Twenty-First Century Fox Inc., A	United States	8,600	316,480
[a]The Walt Disney Co	United States	21,113	1,953,164
			20,705,965
Metals & Mining 0.4%
[a,b]Ak Steel Holding Corp	United States	50,411	298,433
[b]B2Gold Corp	Canada	55,310	89,049
[b]Impala Platinum Holdings Ltd	South Africa	18,953	137,985
Newmont Mining Corp	United States	11,984	220,506
[b]Stillwater Mining Co	United States	3,378	44,353
[b]Thompson Creek Metals Co. Inc	United States	68,241	115,327
ThyssenKrupp AG	Germany	36,895	976,859
			1,882,512
Multiline Retail 1.1%
[b,e]Dollar General Corp	United States	31,776	2,120,730
[a]Family Dollar Stores Inc	United States	26,425	2,088,896
[a]Macy’s Inc	United States	19,241	1,248,934
			5,458,560
Oil, Gas & Consumable Fuels 0.6%
[b,e]Cheniere Energy Inc	United States	12,198	804,946
Exxon Mobil Corp	United States	318	28,792
[b]Forest Oil Corp	United States	67,300	38,361
Kinder Morgan Inc	United States	3,622	149,770
Marathon Petroleum Corp	United States	11,064	996,756
[a]Occidental Petroleum Corp	United States	3,712	296,106

24 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA, ADR	Norway	354	$6,765
[a]The Williams Cos. Inc	United States	10,962	567,283
			2,888,779
Paper & Forest Products 0.4%
[b]Canfor Corp	Canada	35,586	855,334
[b]Louisiana-Pacific Corp	United States	76,644	1,168,054
			2,023,388
Pharmaceuticals 4.2%
AbbVie Inc	United States	4,613	319,220
[b]Actavis PLC	United States	21,670	5,864,119
[b]Aerie Pharmaceuticals Inc	United States	14,432	380,572
[a]Allergan Inc	United States	27,062	5,788,291
[a,b]Aratana Therapeutics Inc	United States	15,549	206,024
[b]Assembly Biosciences Inc	United States	4,828	40,072
AstraZeneca PLC, ADR	United Kingdom	8,356	619,765
[b]Avanir Pharmaceuticals Inc	United States	8,394	125,238
[a,b]BioDelivery Sciences International Inc	United States	15,217	233,581
[a]Bristol-Myers Squibb Co	United States	10,780	636,559
[b]Dermira Inc	United States	2,584	44,574
Eli Lilly & Co	United States	4,792	326,431
[b]Endo International PLC	Ireland	8,024	587,116
[b]Flamel Technologies SA, ADR	France	7,729	110,447
[b]Foamix Pharmaceuticals Ltd	Israel	5,318	28,292
GlaxoSmithKline PLC, ADR	United Kingdom	1,097	50,956
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	1,912	148,046
[b]Intersect ENT Inc	United States	296	5,121
[b]Jazz Pharmaceuticals PLC	United States	1,885	333,815
Johnson & Johnson	United States	443	47,955
[a,b]The Medicines Co	United States	9,657	258,904
[b]Mediwound Ltd	Israel	1,897	11,211
Novo Nordisk AS, ADR	Denmark	5,304	241,120
[a,b]Pacira Pharmaceuticals Inc	United States	8,956	841,237
Perrigo Co. PLC	United States	3,041	487,138
Pfizer Inc	United States	1,000	31,150
[b]Revance Therapeutics Inc	United States	827	13,596
Roche Holding AG	Switzerland	3,103	929,856
[b]Salix Pharmaceuticals Ltd	United States	5,417	556,272
Shire PLC, ADR	Ireland	2,964	633,110
[b]Tetraphase Pharmaceuticals Inc	United States	9,882	260,885
[b]Valeant Pharmaceuticals International Inc	United States	3,245	471,985
[a,b]XenoPort Inc	United States	4,799	42,711
Zoetis Inc	United States	11,008	494,589
[b]ZS Pharma Inc	United States	1,055	45,323
			21,215,281
Professional Services 0.8%
Experian PLC	United Kingdom	31,398	497,465
[a,b]Huron Consulting Group Inc	United States	11,535	797,761
[a]ManpowerGroup Inc	United States	7,920	529,531

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Professional Services (continued)
Nielsen NV	United States	14,883	$621,663
[a]Robert Half International Inc	United States	8,860	503,159
SThree PLC	United Kingdom	80,547	392,111
[b]Verisk Analytics Inc., A	United States	2,335	144,723
[b]WageWorks Inc	United States	7,550	441,071
			3,927,484
Real Estate Investment Trusts (REITs) 0.8%
Columbia Property Trust Inc	United States	6,565	165,438
[b]Equity Commonwealth	United States	4,967	126,311
The Macerich Co	United States	1,152	91,100
[a]Mid-America Apartment Communities Inc	United States	14,464	1,065,418
[a]NorthStar Realty Finance Corp	United States	32,846	600,096
[a]Ryman Hospitality Properties Inc	United States	6,133	319,407
[a]Spirit Realty Capital Inc	United States	69,901	818,541
Sunstone Hotel Investors Inc	United States	6,457	103,377
[a]Tanger Factory Outlet Centers Inc	United States	7,242	264,912
Ventas Inc	United States	1,170	83,714
[a]WP Carey Inc	United States	1,788	121,834
			3,760,148
Real Estate Management & Development 0.2%
[b]Realogy Holdings Corp	United States	24,343	1,120,265
Road & Rail 1.3%
Canadian Pacific Railway Ltd	Canada	1,725	333,201
[a]CSX Corp	United States	29,312	1,069,595
[a,b]Hertz Global Holdings Inc	United States	50,235	1,192,579
Ryder System Inc	United States	6,027	575,699
[a]Union Pacific Corp	United States	27,990	3,268,392
			6,439,466
Semiconductors & Semiconductor Equipment 1.0%
Applied Materials Inc	United States	14,200	341,510
[b]Applied Micro Circuits Corp	United States	21,215	125,381
ARM Holdings PLC	United Kingdom	20,078	287,180
[b]Freescale Semiconductor Ltd	United States	25,000	542,250
Intel Corp	United States	8,400	312,900
[b]Micron Technology Inc	United States	17,966	645,878
[b]NXP Semiconductors NV	Netherlands	24,802	1,929,844
[b]SK Hynix Inc	South Korea	10,505	453,477
Sumco Corp	Japan	15,900	202,685
Texas Instruments Inc	United States	396	21,550
			4,862,655
Software 0.7%
[a]Activision Blizzard Inc	United States	21,855	473,161
[b]Adobe Systems Inc	United States	2,830	208,514
[a]CDK Global Inc	United States	3,594	136,824
[a,b]Citrix Systems Inc	United States	810	53,711
FactSet Research Systems Inc	United States	1,100	150,766
[b]FleetMatics Group PLC	United States	7,900	278,001

26 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Software (continued)
[b]Guidewire Software Inc	United States	2,320	$117,090
[b]HubSpot Inc	United States	1,700	60,163
[a]Intuit Inc	United States	6,380	598,891
Microsoft Corp	United States	8,940	427,421
[b]Red Hat Inc	United States	3,360	208,824
[b]Salesforce.com Inc	United States	2,850	170,629
Solera Holdings Inc	United States	1,310	68,998
[a,b]Verint Systems Inc	United States	6,020	362,344
[b]VMware Inc., A	United States	705	62,012
			3,377,349
Specialty Retail 1.3%
[a,b]Autozone Inc	United States	2,076	1,199,326
[a,e]Best Buy Co. Inc	United States	54,907	2,163,885
[b]The Container Store Group Inc	United States	7,199	156,794
[a]The Home Depot Inc	United States	13,340	1,325,996
Lowe’s Cos. Inc	United States	1,389	88,660
Signet Jewelers Ltd	United States	6,111	800,296
[a]Tiffany & Co	United States	7,440	802,925
			6,537,882
Technology Hardware, Storage & Peripherals 1.0%
[a]Apple Inc	United States	13,714	1,631,006
EMC Corp	United States	44,292	1,344,262
[a]Hewlett-Packard Co	United States	8,300	324,198
Lenovo Group Ltd	China	152,000	213,254
[b]Nimble Storage Inc	United States	8,000	210,960
Nokia Corp., ADR	Finland	49,914	411,291
Nokia OYJ, A	Finland	89,084	741,687
Western Digital Corp	United States	3,100	320,137
			5,196,795
Textiles, Apparel & Luxury Goods 0.1%
[b]Lululemon Athletica Inc	United States	2,297	110,693
[b]Skechers U.S.A. Inc., A	United States	9,186	564,112
			674,805
Thrifts & Mortgage Finance 0.1%
[b]Essent Group Ltd	United States	14,698	370,390
Tobacco 0.0%†
Altria Group Inc	United States	538	27,040
Trading Companies & Distributors 0.1%
Air Lease Corp	United States	9,992	379,996

Transportation Infrastructure 0.0%†
BBA Aviation PLC	United Kingdom	41,551	223,038
Wireless Telecommunication Services 0.6%
[a,b]SBA Communications Corp., A	United States	15,059	1,832,228
[a,b]T-Mobile US Inc	United States	24,643	719,329
TIM Participacoes SA, ADR	Brazil	25,822	628,766

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	United Kingdom	576	$21,053
			3,201,376
Total Common Stocks and Other Equity Interests
(Cost $223,636,790)			251,775,411

Exchange Traded Funds 0.1%
iShares China Large-Cap ETF	China	3,702	150,301
iShares Core S&P Mid-Cap ETF	United States	505	72,852
Total Exchange Traded Funds (Cost $225,070)			223,153

Convertible Preferred Stocks 1.6%
Diversified Telecommunication Services 0.0%†
Iridium Communications Inc., cvt. pfd., Series B, 6.75%	United States	350	124,635
Electric Utilities 0.1%
[a]NextEra Energy Inc., cvt. pfd., 5.889%	United States	10,000	658,200
Food Products 0.4%
Bunge Ltd., cvt. pfd., 4.875%	United States	3,755	418,532
Post Holdings Inc., cvt. pfd.,
[f] 144A, 2.50%	United States	9,847	805,608
[f] 144A, 3.75%	United States	3,850	364,826
[a] 5.25%	United States	4,510	390,183
Tyson Foods Inc., cvt. pfd., 4.75%	United States	2,723	142,957
			2,122,106
Health Care Providers & Services 0.1%
Amsurg Corp., cvt. pfd., Series A-1, 5.25%	United States	1,994	216,519
Kindred Healthcare Inc., cvt. pfd., 7.50%	United States	218	221,588
			438,107
Metals & Mining 0.0%†
Alcoa Inc., cvt. pfd., Series 1, 5.375%	United States	568	30,274
ArcelorMittal, cvt. pfd., 6.00%	Luxembourg	825	16,104
			46,378
Multi-Utilities 0.1%
Dominion Resources Inc., cvt. pfd.,
6.375%	United States	1,155	59,771
Series A, 6.125%	United States	137	7,993
[a]Series B, 6.00%	United States	8,750	511,350
			579,114
Oil, Gas & Consumable Fuels 0.4%
[f]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	18,094
[a]PetroQuest Energy Inc., cvt. pfd., Series B, 6.875%	United States	11,430	465,773
[a]Rex Energy Corp., cvt. pfd., 6.00%	United States	4,060	264,022
[a]Sanchez Energy Corp., cvt. pfd., Series B, 6.50%	United States	14,667	722,936
[a]SandRidge Energy Inc., cvt. pfd., 7.00%	United States	5,200	360,425
			1,831,250

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Convertible Preferred Stocks (continued)
Real Estate Investment Trusts (REITs) 0.2%
Crown Castle International Corp., cvt. pfd., Series A, 4.50%	United States	828	$87,768
Health Care REIT Inc., cvt. pfd., Series I, 6.50%	United States	330	21,559
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	915	56,382
Ramco-Gershenson Properties Trust, cvt. pfd., Series D, 7.25%	United States	7,460	486,168
Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	2,210	129,727
			781,604
Specialty Retail 0.1%
[f]Barnes & Noble Inc., cvt. pfd., 144A, Series J, 7.75%	United States	285	416,545
Tobacco 0.2%
[a]Universal Corp., cvt. pfd., 6.75%	United States	705	707,468

Total Convertible Preferred Stocks (Cost $8,393,849)			7,705,407

Preferred Stocks 0.2%
Banks 0.0%†
[b]National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363	23,021
Consumer Finance 0.0%†
[f]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	105	105,922
Machinery 0.1%
MAN SE, pfd., zero cpn	Germany	3,542	401,174
Thrifts & Mortgage Finance 0.1%
[a,b]Federal Home Loan Mortgage Corp., pfd., Series Z, 8.375%	United States	27,577	119,960
[a,b]Federal National Mortgage Association, pfd., Series S, 8.25%	United States	12,240	52,877
			172,837

Total Preferred Stocks (Cost $895,392)			702,954

		Principal
		Amount*

Convertible Bonds 12.8%
Aerospace & Defense 0.1%
[a]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	565,000	576,300
Airlines 0.2%
[a]Hawaiian Holdings Inc., senior note, 5.00%, 3/15/16	United States	465,000	1,209,000
Biotechnology 0.7%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	478,000	517,435
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	390,000	587,681
[f]Anacor Pharmaceuticals Inc., senior note, 144A, 2.00%, 10/15/21	United States	140,000	180,338
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000	9,510
1.50%, 10/15/20	United States	48,000	59,100
[f]Emergent Biosolutions Inc., senior note, 144A, 2.875%, 1/15/21	United States	30,000	32,250
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	18,000	79,335
[f]Isis Pharmaceuticals Inc., senior note, 144A, 1.00%, 11/15/21	United States	280,000	282,800
[f]Lexicon Pharmaceuticals Inc., senior note, 144A, 5.25%, 12/01/21	United States	150,000	150,585
Sequenom Inc., senior note, 5.00%, 10/01/17	United States	470,000	444,738
[a,f]Spectrum Pharmaceuticals Inc., senior note, 144A, 2.75%, 12/15/18	United States	580,000	565,862

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Biotechnology (continued)
[f]Synergy Pharmaceuticals Inc., senior note, 144A, 7.50%, 11/01/19	United States	90,000	$86,119
Tesaro Inc., senior note, 3.00%, 10/01/21	United States	430,000	517,075
			3,512,828
Building Products 0.1%
[a,f]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	505,000	558,341
Capital Markets 0.6%
[g]The Bank of New York Mellon Luxembourg SA, FRN, junior sub. bond, Series PRX,
0.00%, 12/15/50	Luxembourg	100,000 EUR	78,951
[h] senior bond, Series BMPS, Reg S, 4.332%, 12/30/99	Luxembourg	200,000 EUR	85,870
[a,f]Cowen Group Inc., senior note, 144A, 3.00%, 3/15/19	United States	585,000	602,550
[a]FXCM Inc., senior note, 2.25%, 6/15/18	United States	615,000	641,522
[a,f]New Mountain Finance Corp., senior note, 144A, 5.00%, 6/15/19	United States	625,000	642,969
[f]Prospect Capital Corp., senior note, 144A, 4.75%, 4/15/20	United States	1,135,000	1,095,275
			3,147,137
Commercial Services & Supplies 0.3%
[a]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	685,000	570,690
Cenveo Corp., senior note, 7.00%, 5/15/17	United States	665,000	646,297
			1,216,987
Communications Equipment 0.1%
[f]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000	33,549
[f]Finisar Corp., senior bond, 144A, 0.50%, 12/15/33	United States	25,000	23,125
JDS Uniphase Corp., senior bond, 0.625%, 8/15/33	United States	150,000	155,719
[f]Palo Alto Networks Inc., senior note, 144A, zero cpn., 7/01/19	United States	65,000	83,809
[h]Telecom Italia Finance SA, sub. note, Series TIT, Reg S, 6.125%, 11/15/16	Italy	100,000 EUR	149,807
			446,009
Construction & Engineering 0.1%
[h]Fomento de Construcciones y Contratas SA, sub. note, Reg S, 6.50%, 10/30/20	Spain	450,000 EUR	557,961
Construction Materials 0.2%
Cemex SAB de CV, sub. note, 4.875%, 3/15/15	Mexico	960,000	1,100,400
Consumer Finance 0.1%
[f]Ezcorp Inc., senior note, 144A, 2.125%, 6/15/19	United States	475,000	429,578
Diversified Consumer Services 0.1%
[a,f]Carriage Services Inc., sub. note, 144A, 2.75%, 3/15/21	United States	475,000	499,049
Diversified Financial Services 0.2%
[h]China Overseas Finance Investment Cayman IV Ltd., senior note, Series COLI,
Reg S, zero cpn., 2/04/21	Hong Kong	200,000	216,000
[f]Element Financial Corp., sub. note, 144A, 5.125%, 6/30/19	Canada	470,000 CAD	462,518
[f]Encore Capital Group Inc., senior note, 144A, 2.875%, 3/15/21	United States	410,000	391,294
			1,069,812
Electrical Equipment 0.1%
[a]SolarCity Corp., senior note, 2.75%, 11/01/18	United States	405,000	459,422
Electronic Equipment, Instruments & Components 0.5%
InvenSense Inc., senior note, 1.75%, 11/01/18	United States	340,000	313,863
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	515,000	482,491

30 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Electronic Equipment, Instruments & Components (continued)
[f]Vishay Intertechnology Inc., senior bond, 144A,
[a] 2.25%, 11/15/40	United States	1,235,000	$1,355,412
2.25%, 5/15/41	United States	380,000	340,337
			2,492,103
Energy Equipment & Services 0.0%†
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	210,000	195,562
Food Products 0.2%
Chiquita Brands International Inc., senior note, 4.25%, 8/15/16	United States	475,000	477,375
[h]Olam International Ltd., senior note, Reg S, 6.00%, 10/15/16	Singapore	500,000	533,125
			1,010,500
Health Care Equipment & Supplies 0.6%
Accuray Inc., senior note, 3.75%, 8/01/16	United States	325,000	333,328
Alere Inc., senior sub. note, 3.00%, 5/15/16	United States	510,000	546,338
Hologic Inc., senior bond, 2.00%, 12/15/37	United States	262,000	330,939
Insulet Corp., senior note, 2.00%, 6/15/19	United States	480,000	576,000
[a]Integra LifeSciences Holdings Corp., senior note, 1.625%, 12/15/16	United States	425,000	448,109
[a]NuVasive Inc., senior note, 2.75%, 7/01/17	United States	680,000	835,550
			3,070,264
Health Care Providers & Services 0.8%
[a]Healthways Inc., senior note, 1.50%, 7/01/18	United States	430,000	443,169
[a]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	1,090,000	1,466,731
Omnicare Inc., senior sub. bond, 3.75%, 4/01/42	United States	630,000	1,102,894
WellPoint Inc., senior bond, 2.75%, 10/15/42	United States	602,000	1,059,896
			4,072,690
Health Care Technology 0.1%
Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	340,000	326,612
Home Builders 0.0%†
[f]LGI Homes Inc., sub. note, 144A, 4.25%, 11/15/19	United States	120,000	121,656
Household Durables 0.4%
Jarden Corp.,
[f] senior sub. bond, 144A, 1.125%, 3/15/34	United States	45,000	47,869
senior sub. note, 1.875%, 9/15/18	United States	1,190,000	1,758,225
[f]Lennar Corp., senior note, 144A, 3.25%, 11/15/21	United States	15,000	30,628
			1,836,722
Insurance 0.0%†
[f]HCI Group Inc., senior note, 144A, 3.875%, 3/15/19	United States	50,000	47,375
Internet & Catalog Retail 0.2%
Priceline Group Inc., senior note,
[a] 1.00%, 3/15/18	United States	675,000	913,360
0.35%, 6/15/20	United States	25,000	28,078
[f] 144A, 0.90%, 9/15/21	United States	100,000	95,500
			1,036,938
Internet Software & Services 0.5%
[f]Akamai Technologies Inc., senior note, zero cpn., 144A, 2/15/19	United States	340,000	350,627
[a]Blucora Inc., senior note, 4.25%, 4/01/19	United States	655,000	638,216

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Internet Software & Services (continued)
[f]LinkedIn Corp., senior note, 144A, 0.50%, 11/01/19	United States	60,000	$62,663
[a,f]MercadoLibre Inc., senior note, 144A, 2.25%, 7/01/19	Argentina	805,000	1,028,387
[f]Monster Worldwide Inc., senior note, 144A, 3.50%, 10/15/19	United States	134,000	140,365
[a]SINA Corp., senior note, 1.00%, 12/01/18	China	180,000	168,300
[f]Yahoo! Inc., senior note, zero cpn., 144A, 12/01/18	United States	210,000	241,631
			2,630,189
IT Services 0.1%
[f]Euronet Worldwide Inc., senior bond, 144A, 1.50%, 10/01/44	United States	210,000	220,500
Leisure Equipment & Products 0.1%
[f]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	350,000	314,125
Machinery 0.1%
Altra Industrial Motion Corp., senior bond, 2.75%, 3/01/31	United States	195,000	244,725
[f]Navistar International Corp., senior sub. note, 144A, 4.75%, 4/15/19	United States	460,000	461,150
			705,875
Metals & Mining 0.5%
Horsehead Holding Corp., senior note, 3.80%, 7/01/17	United States	701,000	849,962
[h]Paladin Energy Ltd., senior note, Reg S, 3.625%, 11/04/15	United States	400,000	395,000
[a]Stillwater Mining Co., senior bond, 1.75%, 10/15/32	United States	375,000	435,938
[h]Vedanta Resources Jersey Ltd., senior note, Reg S, 5.50%, 7/13/16	India	1,000,000	995,000
			2,675,900
Oil, Gas & Consumable Fuels 0.9%
[a,f]Alon USA Energy Inc., senior note, 144A, 3.00%, 9/15/18	United States	460,000	535,037
[a]Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	660,000	318,450
[a,f]Amyris Inc., senior note, 144A, 6.50%, 5/15/19	United States	470,000	410,369
Cobalt International Energy Inc., senior bond, 3.125%, 5/15/24	United States	255,000	186,947
[a]Peabody Energy Corp., junior sub. bond, 4.75%, 12/15/66	United States	700,000	430,063
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	480,000	463,500
[f]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	United States	1,095,000	1,042,987
[h]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	500,000	527,000
[a]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,020,000	504,263
			4,418,616
Pharmaceuticals 0.2%
[a]Depomed Inc., senior note, 2.50%, 9/01/21	United States	640,000	686,800
Mylan Inc., senior note, 3.75%, 9/15/15	United States	67,000	295,051
			981,851
Professional Services 0.1%
[f]51job Inc., senior note, 144A, 3.25%, 4/15/19	China	505,000	538,456
[f]CBIZ Inc., senior sub. note, 144A, 4.875%, 10/01/15	United States	100,000	123,563
			662,019
Real Estate Investment Trusts (REITs) 1.6%
[f]American Residential Properties Inc., senior note, 144A, 3.25%, 11/15/18	United States	360,000	373,050
[a]Annaly Capital Management Inc., senior note, 5.00%, 5/15/15	United States	835,000	842,306
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%, 3/15/19	United States	435,000	429,837
[a,f]Campus Crest Communities Operating Partnership LP, senior note, 144A,
4.75%, 10/15/18	United States	495,000	473,344

32 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Real Estate Investment Trusts (REITs) (continued)
Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	340,000	$369,750
[f]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	910,000	982,231
[f]IAS Operating Partnership LP, 144A, 5.00%, 3/15/18	United States	510,000	487,050
[a,f]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	625,000	649,609
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	375,000	382,031
Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	470,000	473,231
[a]Resource Capital Corp., senior note, 6.00%, 12/01/18	United States	385,000	378,744
[f]RWT Holdings Inc., senior note, 144A, 5.625%, 11/15/19	United States	35,000	35,422
Spirit Realty Capital Inc., senior note,
[a] 2.875%, 5/15/19	United States	403,000	393,683
3.75%, 5/15/21	United States	330,000	323,195
Starwood Property Trust Inc., senior note, 4.00%, 1/15/19	United States	885,000	997,284
[a,f]Starwood Waypoint Residential Trust, senior note, 144A, 3.00%, 7/01/19	United States	545,000	525,247
			8,116,014
Real Estate Management & Development 0.1%
[a]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	500,000	536,875
Semiconductors & Semiconductor Equipment 1.1%
[f]Canadian Solar Inc., senior note, 144A, 4.25%, 2/15/19	United States	150,000	137,344
Intel Corp., junior sub. bond, 2.95%, 12/15/35	United States	340,000	452,200
[a]Lam Research Corp., senior note, 1.25%, 5/15/18	United States	675,000	983,812
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	35,728
[a]NVIDIA Corp., senior note, 1.00%, 12/01/18	United States	1,295,000	1,520,816
[f]NXP Semiconductors NV, senior note, 144A, 1.00%, 12/01/19	Netherlands	620,000	636,662
Photronics Inc., senior note, 3.25%, 4/01/16	United States	450,000	484,875
[a,f]Rudolph Technologies Inc., senior note, 144A, 3.75%, 7/15/16	United States	360,000	366,300
[a,f]SunEdison Inc., senior note, 144A, 0.25%, 1/15/20	United States	690,000	719,325
			5,337,062
Software 0.8%
Electronic Arts Inc., senior note, 0.75%, 7/15/16	United States	365,000	522,862
[f]EnerNOC Inc., senior note, 144A, 2.25%, 8/15/19	United States	144,000	121,950
NetSuite Inc., senior note, 0.25%, 6/01/18	United States	52,000	57,525
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	12,000	11,827
[f]Red Hat Inc., senior note, 144A, 0.25%, 10/01/19	United States	340,000	375,700
Take-Two Interactive Software Inc., senior note,
1.75%, 12/01/16	United States	866,000	1,309,284
1.00%, 7/01/18	United States	368,000	514,510
[f]TiVo Inc., senior note,144A,
4.00%, 3/15/16	United States	270,000	329,569
2.00%, 10/01/21	United States	625,000	599,219
			3,842,446
Technology Hardware, Storage & Peripherals 0.4%
[a,f]Electronics For Imaging Inc., senior note, 144A, 0.75%, 9/01/19	United States	830,000	865,275
SanDisk Corp., senior note, 0.50%, 10/15/20	United States	405,000	506,250
[f]Violin Memory Inc., senior note, 144A, 4.25%, 10/01/19	United States	440,000	490,875
			1,862,400
Textiles, Apparel & Luxury Goods 0.4%
[a]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,375,000	1,871,719

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Tobacco 0.1%
Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	435,000	$464,091
Trading Companies & Distributors 0.1%
[f]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	220,000	276,650

Total Convertible Bonds (Cost $63,050,908)			63,909,578

Corporate Bonds and Notes 9.7%
Aerospace & Defense 0.4%
[f]Huntington Ingalls Industries Inc., senior note, 144A, 5.00%, 12/15/21	United States	20,000	20,350
[f]KLX Inc., senior note, 144A, 5.875%, 12/01/22	United States	1,490,000	1,519,800
[f]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000	96,825
[f]Moog Inc., senior note, 144A, 5.25%, 12/01/22	United States	170,000	173,400
[g]Rockwell Collins Inc., senior note, FRN, 0.584%, 12/15/16	United States	40,000	40,077
Textron Inc., senior bond, 3.875%, 3/01/25	United States	23,000	23,262
			1,873,714
Auto Components 0.3%
[f]Nexteer Automotive Group Ltd., senior note, 144A, 5.875%, 11/15/21	Hong Kong	300,000	306,750
[f,i]Schaeffler Holding Finance BV, secured note, PIK, 144A, 6.75%, 11/15/22	Germany	990,000	1,049,400
			1,356,150
Automobiles 0.1%
[f,g]Daimler Finance North America LLC, senior note, 144A, FRN, 0.584%, 3/10/17	Germany	150,000	150,220
General Motors Co., senior bond, 5.20%, 4/01/45	United States	120,000	123,648
[f,g]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.785%, 3/03/17	Japan	105,000	105,316
[g]Toyota Motor Credit Corp., senior note, FRN, 0.618%, 1/17/19	Japan	40,000	40,073
			419,257
Banks 0.2%
Bank of America Corp.,
[g] senior note, FRN, 1.271%, 1/15/19	United States	20,000	20,262
sub. bond, 4.20%, 8/26/24	United States	135,000	138,161
[f]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	178,000	212,710
[f]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	200,000	199,982
Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	215,000	235,784
[f]Societe Generale SA, sub. bond, 144A, 5.00%, 1/17/24	France	200,000	207,135
			1,014,034
Beverages 0.1%
[g]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.424%, 1/27/17	Belgium	45,000	45,015
[g]The Coca-Cola Co., senior note, FRN, 0.332%, 11/01/16	United States	80,000	80,115
[a,f]Cott Beverages Inc., senior note, 144A, 5.375%, 7/01/22	United States	272,000	259,080
			384,210
Biotechnology 0.0%†
[g]Amgen Inc., senior note, FRN, 0.613%, 5/22/17	United States	125,000	125,198
Building Products 0.1%
Griffon Corp., senior note, 5.25%, 3/01/22	United States	480,000	460,800
Owens Corning, senior bond, 4.20%, 12/01/24	United States	40,000	39,941
			500,741

34 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Capital Markets 0.2%
E*TRADE Financial Corp., senior note, 5.375%, 11/15/22	United States	600,000		$607,500
Morgan Stanley, sub. bond, Series GMTN, 4.35%, 9/08/26	United States	150,000		152,583
				760,083
Chemicals 0.0%†
Albemarle Corp., senior bond, 4.15%, 12/01/24	United States	56,000		57,320
Commercial Services & Supplies 0.3%
[a,f]Altegrity Inc., secured, first lien note, 144A, 9.50%, 7/01/19	United States	552,000		528,540
RR Donnelley & Sons Co., senior bond, 6.00%, 4/01/24	United States	800,000		806,000
The ServiceMaster Co., senior note, 7.00%, 8/15/20	United States	123,000		130,072
				1,464,612
Communications Equipment 0.2%
[f]Avaya Inc., first lien bond, 144A, 9.00%, 4/01/19	United States	640,000		658,400
[g]Cisco Systems Inc., senior note, FRN, 0.515%, 3/03/17	United States	100,000		100,145
				758,545
Construction Materials 0.1%
[f]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	75,000		72,000
[f]Building Materials Corp. of America, senior bond, 144A, 5.375%, 11/15/24	United States	320,000		321,600
				393,600
Consumer Durables & Apparel 0.1%
[a]Visant Corp., senior note, 10.00%, 10/01/17	United States	765,000		688,500
Consumer Finance 0.1%
Springleaf Finance Corp., senior note, 5.25%, 12/15/19	United States	360,000		361,800
Cosmetic and Personal Care 0.0%†
[g]The Procter & Gamble Co., senior note, FRN, 0.312%, 11/04/16	United States	80,000		80,008
Diversified Financial Services 1.0%
[g]Caterpillar Financial Services Corp., senior note, FRN, 0.465%, 3/03/17	United States	110,000		110,209
[f]Corp. Financiera de Desarrollo SA,144A,
senior note, 3.25%, 7/15/19	Peru	200,000		201,100
sub. bond, 5.25% to 7/15/24, FRN thereafter, 7/15/29	Peru	200,000		207,100
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	368,992
[g]Ford Motor Credit Co. LLC, senior note, FRN, 1.008%, 1/17/17	United States	40,000		40,215
General Electric Capital Corp.,
[j] junior sub. bond, Series A, 7.125% to 6/15/22, FRN thereafter, Perpetual	United States	100,000		117,125
[g] senior note, FRN, 0.46%, 1/14/16	United States	20,000		20,035
[f,g]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.034%, 3/18/17	South Korea	200,000		200,384
[f]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%, 8/01/21	United States	245,000		242,550
[f]MSCI Inc., senior note, 144A, 5.25%, 11/15/24	United States	1,025,000		1,066,000
[a,f]ROC Finance LLC/ROC Finance 1 Corp., secured, second lien note, 144A,
12.125%, 9/01/18	United States	2,385,000		2,510,213
				5,083,923
Diversified Telecommunication Services 0.5%
Frontier Communications Corp., senior bond, 6.875%, 1/15/25	United States	800,000		806,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	800,000		791,000
[f]Level 3 Communications Inc., senior note, 144A, 5.75%, 12/01/22	United States	65,000		65,650

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued)
Oi SA,
[h] senior bond, Reg S, 5.75%, 2/10/22	Brazil	200,000		$192,250
[f] senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	108,444
tw telecom Inc., senior note
5.375%, 10/01/22	United States	56,000		63,629
6.375%, 9/01/23	United States	90,000		102,825
[g]Verizon Communications Inc., senior note, FRN, 0.632%, 6/09/17	United States	125,000		125,047
				2,254,845
Electric Utilities 0.1%
[g]Duke Energy Corp., senior note, FRN, 0.613%, 4/03/17	United States	100,000		100,313
[g]Duke Energy Progress Inc., secured note, FRN, 0.433%, 3/06/17	United States	50,000		49,994
[f]EDP Finance BV, senior note, 144A, 4.125%, 1/15/20	Portugal	250,000		253,999
				404,306
Electronic Equipment, Instruments & Components 0.1%
[f]Keysight Technologies Inc., senior bond, 144A, 4.55%, 10/30/24	United States	235,000		235,946
[f]Sanmina Corp., secured, first lien note, 144A, 4.375%, 6/01/19	United States	110,000		109,175
				345,121
Energy 0.0%†
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		234,104
Energy Equipment & Services 0.0%†
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	210,000		214,319
Food & Staples Retailing 0.1%
SUPERVALU Inc., senior note, 7.75%, 11/15/22	United States	620,000		618,450
Food Products 0.0%†
[f]BI-LO LLC/BI-LO Finance Corp.,144A,
[i] senior note, PIK, 8.625%, 9/15/18	United States	23,000		16,905
secured, first lien note, 9.25%, 2/15/19	United States	78,000		72,150
				89,055
Health Care Providers & Services 0.3%
[f]Envision Healthcare Corp., senior note, 144A, 5.125%, 7/01/22	United States	465,000		470,812
[f]Fresenius Medical Care U.S. Finance II Inc., senior note, 144A, 4.75%, 10/15/24	Germany	90,000		90,675
HCA Inc., secured, first lien note, 4.25%, 10/15/19	United States	100,000		100,625
Omnicare Inc.,
senior note, 4.75%, 12/01/22	United States	5,000		5,100
senior bond, 5.00%, 12/01/24	United States	10,000		10,250
Tenet Healthcare Corp., secured, first lien note, 4.375%, 10/01/21	United States	800,000		786,000
				1,463,462
Hotels, Restaurants & Leisure 0.3%
[a,f]Caesars Entertainment Resort Properties, secured, second lien note, 144A,
11.00%, 10/01/21	United States	1,135,000		1,042,781
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		135,625
MGM Resorts International, senior note, 6.00%, 3/15/23	United States	150,000		153,000
				1,331,406

36 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Household Durables 0.2%
Sharp Corp., senior note, Series 26, 1.604%, 9/13/19	Japan	100,000,000	JPY	$814,776
Insurance 0.1%
[h]Assicurazioni Generali SpA, senior sub. bond, Reg S, 7.75% to 12/12/22, FRN
thereafter, 12/12/42	Italy	300,000	EUR	473,910
Genworth Holdings Inc., senior bond,
4.90%, 8/15/23	United States	10,000		8,849
4.80%, 2/15/24	United States	35,000		30,830
Old Republic International Corp., senior bond, 4.875%, 10/01/24	United States	225,000		235,881
				749,470
Internet Software & Services 0.2%
Equinix Inc., senior note, 5.375%, 1/01/22	United States	925,000		934,250
Leisure Equipment & Products 0.1%
[f]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	35,000		31,763
[f]NCL Corp. Ltd., senior note, 144A, 5.25%, 11/15/19	United States	480,000		486,000
				517,763
Machinery 0.0%†
[g]John Deere Capital Corp., senior note, FRN, 0.354%, 12/10/15	United States	80,000		80,069
Media 1.8%
[f]Altice SA, secured note, 144A, 7.25%, 5/15/22	Luxembourg	130,000	EUR	168,863
American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	1,950,000		1,993,875
CCOH Safari LLC,
senior bond, 5.75%, 12/01/24	United States	1,675,000		1,689,656
senior note, 5.50%, 12/01/22	United States	150,000		152,063
DISH DBS Corp., senior note,
5.125%, 5/01/20	United States	800,000		811,500
[f] 144A, 5.875%, 11/15/24	United States	445,000		449,450
[i]iHeartCommunications Inc., senior note, PIK, 14.00%, 2/01/21	United States	94,000		77,433
Knight Ridder Inc., senior bond,
7.15%, 11/01/27	United States	6,000		5,220
6.875%, 3/15/29	United States	588,000		423,360
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	2,725,000		2,861,250
Time Warner Cable Inc., senior bond, 4.50%, 9/15/42	United States	130,000		131,442
[f]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	235,000		246,456
				9,010,568
Metals & Mining 0.1%
[f]Essar Steel Algoma Inc., secured note, 144A, 9.50%, 11/15/19	Canada	270,000		276,750
Oil, Gas & Consumable Fuels 1.1%
[f]Antero Resources Corp., senior note, 144A, 5.125%, 12/01/22	United States	5,000		4,856
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
senior note, 7.75%, 1/15/21	United States	993,000		868,875
[f]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	10,000		9,250
5.625%, 6/01/24	Canada	5,000		4,494
[g]BP Capital Markets PLC, senior note, FRN, 0.652%, 11/07/16	United Kingdom	80,000		80,192
[f]California Resources Corp., senior bond, 144A, 6.00%, 11/15/24	United States	110,000		98,656
[g]Canadian Natural Resources Ltd., senior note, FRN, 0.608%, 3/30/16	Canada	100,000		100,105

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.,
senior bond, 6.625%, 8/15/20	United States	5,000	$5,538
senior note, 4.875%, 4/15/22	United States	50,000	49,750
[g]Chevron Corp., senior note, FRN, 0.402%, 11/15/17	United States	145,000	145,190
Cimarex Energy Co., senior bond, 4.375%, 6/01/24	United States	20,000	19,800
Dynagas LNG Partners LP/Dynagas Finance Inc., senior note, 6.25%, 10/30/19	Greece	309,000	298,185
[g]Exxon Mobil Corp., senior note, FRN, 0.274%, 3/15/17	United States	110,000	110,137
Forest Oil Corp.,
[a] senior bond, 7.25%, 6/15/19	United States	716,000	714,210
senior note, 7.50%, 9/15/20	United States	377,000	371,345
[f]MEG Energy Corp., senior bond,144A,
6.375%, 1/30/23	Canada	30,000	26,625
7.00%, 3/31/24	Canada	15,000	13,650
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	25,000	23,625
Petrobras Global Finance BV, senior bond, 5.625%, 5/20/43	Brazil	280,000	243,905
[h]Petroleos de Venezuela SA, senior bond, Reg S, 5.50%, 4/12/37	Venezuela	260,000	112,840
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	70,000	66,150
[a]QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	906,000	1,042,987
Rosetta Resources Inc., senior bond, 5.875%, 6/01/24	United States	5,000	4,725
[f]RSP Permian Inc., senior note, 144A, 6.625%, 10/01/22	United States	30,000	29,213
[g]Shell International Finance BV, senior note, FRN, 0.442%, 11/15/16	Netherlands	80,000	80,242
SM Energy Co., senior note,
5.00%, 1/15/24	United States	15,000	13,838
[f] 144A, 6.125%, 11/15/22	United States	633,000	637,747
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000	26,625
senior bond, 5.25%, 5/01/23	United States	15,000	15,375
senior bond, 4.25%, 11/15/23	United States	5,000	4,800
[f] senior note, 144A, 4.125%, 11/15/19	United States	125,000	125,625
[f]Tesoro Logistics LP/Tesoro Logistics Finance Corp., senior note, 144A,
6.25%, 10/15/22	United States	160,000	164,000
[f]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	10,000	9,150
Whiting Petroleum Corp., senior note,
5.00%, 3/15/19	United States	10,000	9,775
5.75%, 3/15/21	United States	100,000	101,250
			5,632,730
Packaging & Containers 0.1%
[f]Owens-Brockway Glass Container Inc.,144A,
senior bond, 5.375%, 1/15/25	United States	170,000	172,337
senior note, 5.00%, 1/15/22	United States	170,000	172,338
[f]Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	400,000	402,000
			746,675
Pharmaceuticals 0.2%
[f]BioScrip Inc., senior note, 144A, 8.875%, 2/15/21	United States	30,000	27,937
[f]Endo Finance LLC & Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	800,000	783,496
[g]Johnson & Johnson, senior note, FRN, 0.306%, 11/28/16	United States	20,000	20,038
[f]Valeant Pharmaceuticals International Inc., senior note, 144A, 6.375%, 10/15/20	United States	70,000	72,888
			904,359

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Professional Services 0.1%
[f]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	370,000	$377,400
Real Estate 0.0%†
[f]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	203,000	207,948
Real Estate Investment Trusts (REITs) 0.1%
iStar Financial Inc., senior note, 4.00%, 11/01/17	United States	385,000	381,150
Real Estate Management & Development 0.1%
Kennedy-Wilson Inc., senior bond, 5.875%, 4/01/24	United States	600,000	603,000
[f]Realogy Group LLC / Realogy Co-Issuer Corp., senior note, 144A, 5.25%,
12/01/21	United States	65,000	64,919
			667,919
Retailing 0.4%
[f]Group 1 Automotive Inc., senior note, 144A, 5.00%, 6/01/22	United States	900,000	893,250
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	817,000	743,470
8.00%, 5/01/31	United States	305,000	286,700
			1,923,420
Semiconductors & Semiconductor Equipment 0.0%†
KLA-Tencor Corp., senior note, 4.65%, 11/01/24	United States	173,000	176,818
Software 0.1%
[g]Oracle Corp., senior note, FRN, 0.432%, 7/07/17	United States	135,000	135,156
[f]Rolta Americas LLC, senior note, 144A, 8.875%, 7/24/19	India	260,000	255,450
			390,606
Specialty Retail 0.1%
[f]Michaels Stores Inc., senior sub. note, 144A, 5.875%, 12/15/20	United States	480,000	486,000
Technology Hardware, Storage & Peripherals 0.1%
CDW LLC / CDW Finance Corp., senior bond, 5.50%, 12/01/24	United States	540,000	540,000
Textiles, Apparel & Luxury Goods 0.1%
[f]Empire Today LLC / Empire Today Finance Corp., secured, first lien note, 144A,
11.375%, 2/01/17	United States	925,000	675,250
Trading Companies & Distributors 0.1%
Air Lease Corp., senior bond, 4.25%, 9/15/24	United States	170,000	170,638
[f]HD Supply Inc., secured, first lien note, 144A, 5.25%, 12/15/21	United States	360,000	368,550
			539,188
Transportation 0.0%†
[g]Canadian National Railway Co., senior note, FRN, 0.432%, 11/06/15	Canada	80,000	80,078

Total Corporate Bonds and Notes (Cost $48,784,061)			48,389,950

Corporate Notes in Reorganization (Cost $1,644,500) 0.3%
Electric Utilities 0.3%
[f,k]Energy Future Intermediate Holding Co./EFIH Finance Inc., senior note, 144A,
11.25%, 12/01/18	United States	1,424,000	1,626,920

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[g,l]Senior Floating Rate Interests 0.8%
Aerospace & Defense 0.1%
Accudyne Industries Borrower SCA, Refinancing Term Loan, senior secured, first lien,
4.00%, 12/13/19	Luxembourg	38,944	$38,157
Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	18,127	18,029
TransDigm Group Inc.,
Term Loan D, 3.75%, 6/04/21	United States	127,230	126,378
Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%, 2/28/20	United States	45,173	44,878
			227,442
Air Freight & Logistics 0.0%†
Goodpack Ltd., Term Loan, first lien, 4.75%, 8/04/21	United States	50,043	49,928
Auto Components 0.0%†
American Tire Inc., Initial Term Loan, 5.75%, 6/01/18	United States	13,679	13,731
[m]Visteon Corp., Term Loan B, 3.50%, 4/08/21	United States	29,925	29,700
			43,431
Biotechnology 0.0%†
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.156%, 3/06/21	United States	54,725	54,278
Building Materials 0.0%†
Quikrete Holdings Inc., Term Loan, first lien, 4.00%, 9/28/20	United States	74,753	74,333
Building Products 0.0%†
Continental Building Products Inc., Term Loan, first lien, 4.00%, 8/15/20	United States	59,739	58,993
Capital Markets 0.0%†
American Beacon Advisors Inc., Initial Term Loan, 4.75%, 11/20/19	United States	14,315	14,315
Chemicals 0.0%†
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings
Inc.), Refinanced Term Loan B, 3.75%, 2/01/20	United States	10,274	10,163
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%, 7/18/21	United States	32,000	31,847
			42,010
Commercial Services & Supplies 0.1%
Garda World Security Corp.,
Delayed Draw Term Loan B, 4.00%, 11/04/20	United States	4,033	3,986
Term Loan B, 4.00%, 11/06/20	United States	15,767	15,583
Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B-3 Term Loan,
7.00%, 5/22/18	United States	19,497	19,735
Interactive Data Corp., Term Loan, 4.50%, 4/21/21	United States	21,825	21,955
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/23/21	United States	118,987	118,243
Midas Intermediate Holdco II LLC,
4.75%, 8/18/21	United States	1,924	1,931
Term Loan B, 4.75%, 8/18/21	United States	17,070	17,134
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	112,291	111,842
			310,409
Communications Equipment 0.0%†
LTS Buyer LLC, senior secured, Term Loan B, first lien guaranteed, 4.00%,
4/13/20	United States	33,201	32,889
Containers & Packaging 0.0%†
Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A), New Term Loan,
4.00%, 12/17/19	United States	79,975	79,875
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%, 11/27/19	United States	6,901	6,789
			86,664

40 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[g,l]Senior Floating Rate Interests (continued)
Diversified Financial Services 0.0%†
Duff & Phelps LLC, Initial Term Loan, senior secured, first lien, 4.50%, 4/23/20	United States	39,599	$39,525
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/03/21	United States	9,532	9,342
Vat Holdings, Initial Term Loan, 4.75%, 1/28/21	United States	12,381	12,373
			61,240
Diversified Telecommunication Services 0.0%†
Level 3 Financing Inc., Term Loan B, 4.50%, 1/31/22	United States	48,413	48,672
Electrical Equipment 0.0%†
Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	50,464	49,392
Electronic Equipment, Instruments & Components 0.0%†
Zebra Technologies Corp., Term Loan B, 4.75%, 9/30/21	United States	72,782	73,492
Food Products 0.1%
ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed, 3.25%,
2/24/21	United States	89,550	88,520
Big Heart Pet Brands (Del Monte Corporation), Initial Term Loan, 3.50%, 2/21/20	United States	99,500	96,278
Reddy Ice Corp., Term Loan B, first lien, 6.75%, 4/01/19	United States	6,267	5,893
			190,691
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 5/07/21	United States	55,860	55,429
Health Care Providers & Services 0.1%
Amsurg Corp., Term Loan B, 5.25%, 7/16/21	United States	42,799	42,750
DaVita HealthCare Partners Inc., Term Loan B, 3.50%, 6/18/21	United States	133,183	132,672
Millennium Labs LLC, Tranche B Term Loan, 5.25%, 4/15/21	United States	114,277	114,704
			290,126
Health Care Technology 0.0%†
IMS Health Holdings Inc., Dollar B Term Loan, 3.50%, 3/07/21	United States	16,915	16,873
Hotels, Restaurants & Leisure 0.1%
Burger King Worldwide Inc., Term Loan B, 4.50%, 9/25/21	United States	157,352	157,956
Hilton Worldwide Finance LLC, senior secured, first lien guaranteed, 3.50%,
10/26/20	United States	125,437	124,418
Las Vegas Sands Corp., Term Loan, 4.75%, 3/25/21	United States	51,691	51,659
			334,033
Household Durables 0.0%†
Tempur Sealy International Inc., New Term Loan B, senior secured, first lien
guaranteed, 3.50%, 3/18/20	United States	32,145	31,843
Household Products 0.0%†
Libbey Glass Inc., Initial Term Loan, 3.75%, 4/07/21	United States	7,696	7,667
Wilsonart International Holding LLC, Initial Term Loan, senior secured, first lien,
4.00%, 10/31/19	United States	19,799	19,501
			27,168
Independent Power Producers & Energy Traders 0.0%†
Calpine Construction Finance Co. LP,
Delayed Term Loan, 4.00%, 10/21/20	United States	6,616	6,593
senior secured, first lien guaranteed, 3.00%, 5/03/20	United States	20,789	20,391
Term Loan B, 4.00%, 10/09/19	United States	71,997	71,783
			98,767

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[g,l]Senior Floating Rate Interests (continued)
Industrial Conglomerates 0.0%†
Crosby U.S. Acquisition Corp., 3.75%, 11/07/20	United States	19,850	$19,453
Insurance 0.0%†
Asurion LLC, senior secured, first lien, Incremental Tranche B-1 Term Loan,
5.00%, 5/24/19	United States	69,295	69,116
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 2/10/21	United States	50,447	49,474
			118,590
Internet Software & Services 0.0%†
Dealertrack Technologies Inc., Term Loan, 3.50%, 2/25/21	United States	15,826	15,684
Zayo Group, LLC (Zayo Capital Inc.), Term Loan, 4.00%, 7/02/19	United States	57,089	57,083
			72,767
Investment Companies 0.0%†
Grosvenor Capital Management Holdings LLP, Initial Term Loan, 3.75%,
11/25/20	United States	9,925	9,776
IT Services 0.0%†
Aptean Inc., Term Loan, 5.25%, 2/05/20	United States	49,750	48,879
Leisure Equipment & Products 0.0%†
Bauer Performance Sports Ltd., Initial Term Loan, 4.00%, 4/02/21	United States	11,580	11,503
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%, 4/10/20	United States	36,359	35,813
			47,316
Life Sciences Tools & Services 0.0%†
[m]Quintiles Transnational Corp., Term Loan B-3, 3.75%, 6/08/18	United States	111,798	111,424
Machinery 0.0%†
Dematic, New Incremental Term Loan, 4.25%, 12/18/19	United States	3,391	3,370
North American Lifting Holdings Inc., Initial Term Loan, first lien, 5.50%,
11/26/20	United States	15,897	15,897
Signode Industrial Group, Initial Term Loan B, 3.75%, 4/09/21	United States	29,556	29,232
			48,499
Media 0.1%
Charter Communications Inc., Term Loan G, 4.25%, 8/12/21	United States	22,739	22,929
Sinclair Television Group Inc., New Tranche B Term Loan, 3.00%, 4/15/20	United States	20,930	20,551
Springer Science + Business Media GmbH, Term Loan B-3, 4.75%, 8/16/21	United States	19,800	19,782
Time Inc., Term Loan B, 4.25%, 4/17/21	United States	34,913	34,978
Tribune Co., Initial Term Loan, 4.00%, 11/21/20	United States	18,442	18,396
Virgin Media, Term Loan, 3.50%, 6/07/20	United Kingdom	40,000	39,671
William Morris Endeavor Entertainment LLC, Term Loan, first lien, 5.25%,
3/12/21	United States	52,868	51,942
			208,249
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	64,836	63,742
Doncasters Finance U.S. Finance LLC, (Doncasters U.S. LLC), Term Loan B,
4.50%, 4/10/20	United States	11,241	11,175
Metal Services, LLC, New Term Loan, 6.00%, 6/30/17	United States	16,858	16,837
			91,754

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[g,l]Senior Floating Rate Interests (continued)
Miscellaneous Manufacturing 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 6/12/21	United States	34,000	$33,715
Oil, Gas & Consumable Fuels 0.0%†
Power Buyer LLC senior secured, first lien,
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	3,417	3,340
Initial Term Loan, 4.25%, 5/06/20	United States	64,157	62,713
			66,053
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien guaranteed,
4.75%, 11/01/19	United States	19,800	19,804
JLL/Delta Dutch Newco B.V., Initial Dollar Term Loan, 4.25%, 1/23/21	United States	9,975	9,773
Mallinckrodt International Finance S.A., Initial Term Loan, 3.50%, 3/19/21	United States	86,715	86,101
PRA Holdings Inc., Initial Term Loan, senior secured, first lien, 4.50%, 9/23/20	United States	32,764	32,703
			148,381
Pipelines 0.0%†
Energy Transfer Equity L.P., Term Loan, 3.25%, 12/02/19	United States	40,000	39,572
Professional Services 0.0%†
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	69,455	66,156
Real Estate Management & Development 0.0%†
The Brickman Group Ltd. LLC, Initial Term Loan, first lien, 4.00%, 12/11/20	United States	6,948	6,885
Retailing 0.0%†
The Hillman Group, Term Loan B, 4.50%, 6/30/21	United States	41,641	41,745
Talbots Inc., Term Loan, first lien, 4.75%, 3/14/20	United States	68,358	66,650
			108,395
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 3/25/21	United States	18,863	18,722
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 4/30/21	United States	32,292	32,292
Microsemi, Term Loan, 3.50%, 2/19/20	United States	6,887	6,835
NXP BV, Tranche D Loan, 3.25%, 1/22/20	Netherlands	9,900	9,850
			67,699
Software 0.1%
BMC Software Finance Inc., senior secured, Term Loan, first lien guaranteed,
5.00%, 9/10/20	United States	94,753	93,439
Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20	United States	64,845	64,116
Micro Focus International PLC, Term Loan B, 5.25%, 10/07/21	United Kingdom	79,895	78,272
Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%, 3/31/21	United States	31,246	30,855
Verint Systems Inc., Tranche B Incremental Term Loan, 3.50%, 9/06/19	United States	4,358	4,358
Vertafore Inc., Term Loan B, 4.25%, 10/03/19	United States	74,425	74,348
			345,388
Specialty Retail 0.0%†
The Men’s Warehouse Inc., Term Loan, 4.50%, 4/15/21	United States	73,923	74,084
Transportation 0.0%†
OSG Bulk Ships, Term Loan, 5.25%, 6/26/19	United States	10,990	10,990
Wireless Telecommunication Services 0.0%†
SBA Finance, Incremental Term Loan, 3.25%, 2/05/21	United States	49,875	49,236

Total Senior Floating Rate Interests (Cost $4,069,665)			4,065,679

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 0.4%
[h]Government of Hellenic Republic, senior, Series PSI, Reg S, 2.00%,
2/24/23-2/24/42	Greece	1,436,000		EUR $	1,032,745
Mexico Bonos,
Series M, senior note, 4.75%, 6/14/18	Mexico	40,000	[n]	MXN	290,191
Series M 10, senior note, 8.50%, 12/13/18	Mexico	5,000	[n]	MXN	41,087
Series M, senior bond, 6.50%, 6/10/21	Mexico	75,100	[n]	MXN	574,390
Series M, 7.75%, 11/13/42	Mexico	5,000	[n]	MXN	40,651

Total Foreign Government and Agency Securities
(Cost $2,150,232)					1,979,064

Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.4%
Automobiles 0.1%
BMW Vehicle Owner Trust, 2014-A, 0.97%, 11/26/18	United States	75,000			75,195
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	40,000			40,046
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000			90,010
Honda Auto Receivables 2014-A3 Owner Trust, 0.99%, 9/17/18	United States	55,000			54,990
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000			45,053
A4, 1.31%, 10/15/20	United States	30,000			30,056
Hyundai Auto Receivables Trust, A3, 0.79%, 7/16/18	United States	110,000			110,099
Nissan Auto Lease Trust, 2014-B, 1.12%, 9/15/17	United States	45,000			45,140
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	30,000			30,018
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	40,000			40,138
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	20,000			20,005
					580,750
Commercial Mortgage-Backed Securities 0.1%
[f,g]BLCP Hotel Trust 2014-CLRN, 2014-E, 144A, FRN, 3.825%, 8/15/29	United States	100,000			100,160
[f,g]COMM 2014-SAVA Mortgage Trust, 2014-C, 144A, FRN, 2.555%, 6/15/34	United States	100,000			100,067
[g]Government National Mortgage Association, IO, FRN, 1.047%, 6/16/52	United States	237,642			16,068
[f,g]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.105%, 2/15/27	United States	100,000			100,002
[f]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000			101,889
[f,g]SCG Trust 2013-SRP1 FRN,144A,
A, 1.555%, 11/15/26	United States	100,000			100,226
C, 3.405%, 11/15/26	United States	100,000			100,532
					618,944
Consumer Finance 0.1%
Ford Credit Auto Owner Trust,
2014-B, Series 2014-A3, 0.90%, 10/15/18	United States	120,000			120,229
Series 2014-A3, 1.06%, 5/15/19	United States	55,000			55,069
[f] 2014-2A, 144A, 2.31%, 4/15/26	United States	100,000			100,909
					276,207
Credit Cards 0.5%
American Express Credit Account Master Trust,
0.98%, 5/15/19	United States	100,000			100,335
[g] FRN, 0.425%, 1/15/20	United States	100,000			99,981
Series 2014-A, 1.26%, 1/15/20	United States	100,000			100,349
[g] Series 2014-A, FRN, 0.444%, 5/15/20	United States	100,000			100,050
Series 2014-3, 1.49%, 4/15/20	United States	100,000			100,613

44 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Credit Cards (continued)
[g]BA Credit Card Trust, FRN,
A, 0.425%, 9/16/19	United States	120,000	$120,045
A, 0.535%, 6/15/21	United States	100,000	100,027
A3, 0.445%, 1/15/20	United States	100,000	100,074
Capital One Multi-Asset Execution Trust,
A2, 1.26%, 1/15/20	United States	40,000	40,178
A3, 0.96%, 9/16/19	United States	100,000	100,214
A5, 1.48% 7/15/20	United States	90,000	90,628
Chase Issuance Trust,
[g] A3, FRN, 0.355%, 5/15/18	United States	110,000	109,986
[g] A5, FRN, 0.525%, 4/15/21	United States	120,000	120,351
A8, 1.01%, 10/15/18	United States	100,000	100,363
[g] Series 2014-A, FRN, 0.404%, 11/15/18	United States	85,000	85,041
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	100,173
Citibank Credit Card Issuance Trust,
[g] 2013-A2, FRN, 0.435%, 5/26/20	United States	125,000	124,796
[g] 2014-A7, FRN, 0.355%, 8/24/18	United States	100,000	100,013
2014-A8, 1.73%, 4/09/20	United States	100,000	100,708
A2, 1.02%, 2/22/19	United States	100,000	100,040
[g] A3, FRN, 0.356%, 5/09/18	United States	100,000	100,031
A4, 1.23%, 4/24/19	United States	100,000	100,310
[g] A7, FRN, 0.586%, 9/10/20	United States	200,000	200,579
A10, 0.73%, 2/07/18	United States	100,000	100,185
			2,495,070
Other ABS 0.2%
[g]Ally Master Owner Trust, FRN,
1A1, 0.625%, 1/15/19	United States	100,000	100,170
2A, 0.525%, 1/16/18	United States	135,000	135,019
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	40,344	41,439
[f]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	99,167	100,033
[f,g]Invitation Homes Trust, B, 144A, FRN, 1.655%, 6/17/31	United States	100,000	98,709
[f]OneMain Financial Issuance Trust, 2014-2, Series 2014-A, 144A, 2.47%, 9/18/24	United States	150,000	150,047
[f]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%, 10/20/30	United States	110,060	110,095
[f]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	90,000	91,539
			827,051
Whole Loan Collateral CMO 0.4%
[g]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.677%, 3/25/35	United States	72,252	70,608
[g]Adjustable Rate Mortgage 2004-5 Trust, FRN,
5A1, 2.582%, 4/25/35	United States	19,630	19,255
6A1, 2.547%, 4/25/35	United States	12,962	12,895
Alternative Loan 2003-9T1 Trust, A7, 5.50%, 7/25/33	United States	33,758	34,549
Alternative Loan 2003-20CB Trust, 2A1, 5.75%, 10/25/33	United States	32,671	33,898
Alternative Loan 2004-28CB Trust, 5A1, 5.75%, 1/25/35	United States	13,559	13,907
Alternative Loan 2004-J3 Trust, 1A1, 5.50%, 4/25/34	United States	68,788	73,264
Alternative Loan 2005-J1 Trust, 2A1, 5.50%, 2/25/25	United States	16,964	17,352
Bank of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	16,585	17,170
Bank of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	17,250	17,922
Bank of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	34,234	31,060
Bank of America Funding 2005-5 Trust, 2005-1A1, 5.50%, 9/25/35	United States	28,558	30,009

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
[g]Bank of America Mortgage 2005-A Trust, 2A1, FRN, 2.706%, 2/25/35	United States	18,369	$18,079
[g]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.661%, 9/25/34	United States	56,285	53,835
[g]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.78%, 11/25/34	United States	22,060	21,827
[g]Bear Stearns ARM 2005-12 Trust, 11A1, FRN, 2.555%, 2/25/36	United States	35,377	27,872
[g]Chase Mortgage Finance 2007-A1 Trust, 3A1, FRN, 2.541%, 2/25/37	United States	65,011	64,210
CHL Mortgage Pass-Through 2003-57 Trust, A11, 5.50%, 1/25/34	United States	18,039	18,945
[g]CHL Mortgage Pass-Through 2004-12 Trust, 8A1, FRN, 2.582%, 8/25/34	United States	26,091	24,526
[g]CHL Mortgage Pass-Through 2004-HYB4 Trust, 2A1, FRN, 2.396%, 9/20/34	United States	65,147	64,285
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	27,685	26,141
[g]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.561%, 10/25/35	United States	57,711	57,210
[f,g]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.666%, 9/25/34	United States	120,000	108,872
[g]Citigroup Mortgage Loan Trust Inc., 1A4, FRN, 2.597%, 5/25/35	United States	33,987	33,572
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	21,594	18,011
Credit Suisse First Boston Mortgage Securities Corp.,
[g] 3A1, FRN, 2.574%, 5/25/34	United States	31,273	30,906
[g] 4A1, FRN, 2.519%, 12/25/33	United States	8,488	8,259
4A4, 5.75%, 11/25/33	United States	4,707	4,984
[g] 7A1, FRN, 2.515%, 11/25/33	United States	11,139	10,783
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4, 5.25%, 6/25/35	United States	11,562	11,745
[g]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN, 5.50%,
11/25/35	United States	18,334	17,471
[f]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	10,748	10,870
GMACM Mortgage Loan Trust 2003-J7, Series 2003-A7, 5.00%, 11/25/33	United States	68,053	70,597
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	64,471	65,484
[g]GSR Mortgage Loan Trust 2005-AR6, 4A5, FRN, 2.686%, 9/25/35	United States	60,029	60,458
[g]Harborview Mortgage Loan Trust, 1A, FRN, 0.524%, 10/19/33	United States	27,327	26,360
[g]JP Morgan Alternative Loan Trust, 3A1, FRN, 2.547%, 3/25/36	United States	101,459	88,910
[g]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 1.99%, 11/25/33	United States	26,683	26,644
[g]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.408%, 2/25/36	United States	68,996	61,957
[g]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.775%, 1/25/37	United States	50,492	45,195
[g]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.489%, 7/25/35	United States	15,211	15,376
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	82,603	71,218
[g]JP Morgan Mortgage Trust 2005-A3, 4A1, FRN, 2.632%, 6/25/35	United States	21,061	21,358
[g]JP Morgan Mortgage Trust 2005-A5, Series 2005-1A2, FRN, 2.654%, 8/25/35	United States	22,234	22,192
[g]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.494%, 7/25/34	United States	88,860	89,296
MASTR Alternative Loan Trust 2004-12, 6A2, 5.25%, 12/25/34	United States	25,415	25,547
[g]Merrill Lynch Mortgage Investors MLCC 2006-2 Trust, 2A, FRN, 2.12%, 5/25/36	United States	20,312	20,231
[g]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.625%, 5/25/36	United States	49,399	44,989
[g]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.395%, 10/25/35	United States	15,352	15,021
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	29,383	29,637
[g]Structured Adjustable Rate Mortgage Loan Trust, 1A, FRN, 2.358%, 6/25/34	United States	40,412	40,055
Structured Asset Securities Corp. Trust 2005-1, 7A7, 5.50%, 2/25/35	United States	32,653	33,527
[g]WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, A3, FRN,
2.362%, 8/25/35	United States	150,000	147,722
[g]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN, 2.612%,
10/25/33	United States	60,386	60,741
[g]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN, 2.637%, 2/25/34	United States	52,831	53,524
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%, 1/25/36	United States	13,870	13,774

46 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
[g]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, FRN,
2A2, 2.614%, 6/25/35	United States	70,685	$72,087
2A4, 2.614%, 6/25/35	United States	31,415	31,601
			2,257,793

Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $7,009,142)			7,055,815

		Number of
		Contracts

Options Purchased 0.2%
Calls – Exchange-Traded
Airlines 0.0%†
Delta Air Lines Inc., January Strike Price, $40.00, Expires 1/17/15	United States	43	30,530
Automobiles 0.0%†
Ford Motor Co., January Strike Price, $15.00, Expires 1/17/15	United States	229	22,900
Banks 0.0%†
Citigroup Inc., January Strike Price, $50.00, Expires 1/17/15	United States	139	59,770
Citigroup Inc., January Strike Price, $52.50, Expires 1/17/15	United States	28	6,524
Citigroup Inc., January Strike Price, $55.00, Expires 1/17/15	United States	94	8,836
			75,130
Chemicals 0.0%†
The Dow Chemical Co., January Strike Price, $50.00, Expires 1/17/15	United States	38	3,876
Consumer Finance 0.0%†
Ally Financial Inc., December Strike Price, $26.00, Expires 12/20/14	United States	42	630
Diversified Telecommunication Services 0.0%†
Vivendi SA, December Strike Price, 21.00 EUR, Expires 12/19/14	France	247	3,166
Vivendi SA, February Strike Price, 20.00 EUR, Expires 2/20/15	France	196	21,465
			24,631
Electrical Equipment 0.0%†
Alstom SA, March Strike Price, 27.00 EUR, Expires 3/20/15	France	20	4,854
Hotels Restaurants & Leisure 0.0%†
McDonald’s Corp., January Strike Price, $95.00, Expires 1/17/15	United States	92	29,900
Internet Software & Services 0.0%†
Pandora Media Inc., March Strike Price, $25.00, Expires 3/20/15	United States	79	6,873
Machinery 0.0%†
Terex Corp., January Strike Price, $32.00, Expires 1/17/15	United States	35	1,435
Marine 0.0%†
DryShips Inc., December Strike Price, $4.00, Expires 12/20/14	United States	110	110
Media 0.1%
Grupo Televisa SAB ADR, January Strike Price, $40.00, Expires 1/17/15	Mexico	138	6,210
Time Warner Cable Inc., January Strike Price, $145.00, Expires 1/17/15	United States	84	74,760
Time Warner Cable Inc., April Strike Price, $145.00, Expires 4/17/15	United States	92	128,800
Time Warner Cable Inc., January Strike Price, $155.00, Expires 1/15/16	United States	7	9,380

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts		Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
Media (continued)
Time Warner Inc., January Strike Price, $90.00,
Expires 1/17/15	United States		13		$728
					219,878
Multiline Retail 0.0%†
Dollar General Corp., February Strike Price, $65.00,
Expires 2/20/15	United States		26		15,340
Oil, Gas & Consumable Fuels 0.0%†
Alpha Natural Resources Inc., January Strike Price, $4.50,
Expires 1/17/15	United States		230		690
Cheniere Energy Inc., December Strike Price, $70.00,
Expires 12/20/14	United States		67		6,030
Encana Corp., January Strike Price, $20.00, Expires 1/17/15	Canada		201		1,206
Peabody Energy Corp., January Strike Price, $18.00,
Expires 1/17/15	United States		55		193
					8,119
Pharmaceuticals 0.0%†
Valeant Pharmaceuticals International Inc., December Strike
Price, $135.00, Expires 12/20/14	United States		35		39,375
Specialty Retail 0.0%†
Best Buy Co. Inc., December Strike Price, $31.00,
Expires 12/20/14	United States		19		16,435
PetSmart Inc., December Strike Price, $75.00,
Expires 12/20/14	United States		15		6,555
					22,990
Technology Hardware, Storage & Peripherals 0.0%†
Hewlett-Packard Co., February Strike Price, $39.00,
Expires 2/20/15	United States		35		5,460
Nokia OYJ, A, March Strike Price, 6.80 EUR, Expires 3/20/15	Finland		98		4,390
Nokia OYJ, A, March Strike Price, 7.00 EUR, Expires 3/20/15	Finland		229		8,265
					18,115
Wireless Telecommunication Services 0.0%†
T-Mobile US Inc., January Strike Price, $31.00,
Expires 1/17/15	United States		129		8,643

			Notional
		Counterparty	Amount*
Receiver Swaptions – Over-the-Counter
Interest Rate 0.0%†
Receive fixed 1 year 4.26%, pay floating 28 Day TIIE,
Expires 10/24/16	Mexico	BOFA	27,000,000	MXN	8,366

48 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value

Options Purchased (continued)
Puts – Exchange-Traded
Biotechnology 0.0%†
Synergy Pharmaceuticals Inc., April Strike Price, $2.50, Expires 4/17/15	United States	46	$1,725
Capital Markets 0.0%†
Prospect Capital Corp., February Strike Price, $7.50, Expires 2/20/15	United States	105	1,575
Diversified Financial Services 0.1%
Euro STOXX 50 Index, December Strike Price, 2,800.00 EUR, Expires
12/19/14	Germany	10	237
Euro STOXX 50 Index, December Strike Price, 2,850.00 EUR, Expires
12/19/14	Germany	7	209
Euro STOXX 50 Index, December Strike Price, 3,000.00 EUR, Expires
12/19/14	Germany	10	697
Euro STOXX 50 Index, December Strike Price, 3,050.00 EUR, Expires
12/19/14	Germany	10	1,008
Euro STOXX 50 Index, February Strike Price, 3,050.00 EUR, Expires
2/20/15	Germany	71	38,348
S&P 500 Index, December Strike Price, $1,850.00, Expires 12/20/14	United States	9	1,170
S&P 500 Index, December Strike Price, $2,025.00, Expires 12/20/14	United States	35	35,000
S&P 500 Index, December Strike Price, $1,800.00, Expires 12/31/14	United States	85	14,450
S&P 500 Index, December Strike Price, $1,900.00, Expires 12/31/14	United States	83	31,540
S&P 500 Index, January Strike Price, $1,925.00, Expires 1/17/15	United States	19	16,682
S&P 500 Index, February Strike Price, $1,925.00, Expires 2/20/15	United States	15	26,250
S&P 500 Index, February Strike Price, $1,950.00, Expires 2/20/15	United States	16	36,160
			201,751
Diversified Telecommunication Services 0.0%†
AT&T Inc., June Strike Price, $35.00, Expires 6/19/15	United States	224	43,904
Energy Equipment & Services 0.0%†
McDermott International Inc., January Strike Price, $3.00, Expires 1/17/15	United States	55	550
Exchange Traded Funds 0.0%†
SPDR S&P 500 ETF Trust, December Strike Price, $180.00,
Expires 12/31/14	United States	8	112
SPDR S&P Retail ETF, December Strike Price, $80.00, Expires 12/20/14	United States	19	152
SPDR S&P Retail ETF, January Strike Price, $75.00, Expires 1/17/15	United States	14	175
SPDR S&P Retail ETF, January Strike Price, $80.00, Expires 1/17/15	United States	44	814
SPDR S&P Retail ETF, January Strike Price, $85.00, Expires 1/17/15	United States	14	406
SPDR S&P Retail ETF, March Strike Price, $87.00, Expires 3/20/15	United States	27	3,537
			5,196
Food Products 0.0%†
Post Holdings Inc., December Strike Price, $30.00, Expires 12/20/14	United States	13	104
Health Care Equipment & Supplies 0.0%†
Covidien PLC, January Strike Price, $85.00, Expires 1/17/15	United States	132	15,180
Hotels, Restaurants & Leisure 0.0%†
Burger King Worldwide Inc., January Strike Price, $40.00, Expires 1/17/15	United States	13	6,500
Metals & Mining 0.0%†
Horsehead Holding Corp., December Strike Price, $12.50, Expires 12/20/14	United States	110	1,650
Oil, Gas & Consumable Fuels 0.0%†
Forest Oil Corp., January Strike Price, $1.50, Expires 1/17/15	United States	138	11,385

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Number of
	Country		Contracts		Value

Options Purchased (continued)
Puts – Exchange-Traded (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp., January Strike Price, $2.00,
Expires 1/17/15	United States		397		$51,610
Forest Oil Corp., January Strike Price, $2.50,
Expires 1/17/15	United States		138		24,150
Sanchez Energy Corp., December Strike Price, $11.00,
Expires 12/20/14	United States		55		3,850
Scorpio Tankers Inc., January Strike Price, $7.50,
Expires 1/17/15	United States		50		750
					91,745
Real Estate Investment Trusts (REITs) 0.0%†
Gramercy Property Trust Inc., February Strike Price, $5.00,
Expires 2/20/15	United States		45		675
Health Care REIT Inc., December Strike Price, $52.50,
Expires 12/20/14	United States		30		675
Spirit Realty Capital Inc., January Strike Price, $10.00,
Expires 1/17/15	United States		43		430
					1,780
Software 0.0%†
VMware Inc., A, January Strike Price, $80.00,
Expires 1/17/15	United States		56		3,640
VMware Inc., A, January Strike Price, $85.00,
Expires 1/17/15	United States		9		1,611
					5,251
Specialty Retail 0.0%†
PetSmart Inc., January Strike Price, $67.50, Expires 1/17/15	United States		20		60
Technology Hardware, Storage & Peripherals 0.0%†
Nokia OYJ, A, December Strike Price, 6.20 EUR,
Expires 12/19/14	Finland		574		2,143

			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
CNY/USD, February Strike Price, 6.20 CNY,
Expires 2/03/15	China	DBFX	6,200,000	CNY	4,670
COP/USD, January Strike Price, 2,122.00 COP,
Expires 1/08/15	Colombia	CITI	1,061,000,000	COP	23,743
JPY/USD, January Strike Price, 114.85 JPY,
Expires 1/08/15	Japan	BOFA	172,275,000	JPY	51,813
KRW/USD, January Strike Price, 1,095.00 KRW,
Expires 1/08/15	South Korea	DBFX	876,000,000	KRW	16,673
KRW/USD, January Strike Price, 1,175.00 KRW,
Expires 1/08/15	South Korea	DBFX	940,000,000	KRW	1,054
ZAR/USD, January Strike Price, 11.39 ZAR, Expires 1/08/15	South Africa	DBFX	5,695,000	ZAR	3,663
					101,616

Total Options Purchased (Cost $1,625,515)					1,022,425

Total Investments before Short Term
Investments (Cost $361,485,124)					388,456,356

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Short Term Investments 0.0%†
U.S. Government and Agency Securities (Cost $139,980) 0.0%†
[o]U.S. Treasury Bills, 4/09/15	United States	140,000	$139,979

Total Investments before Money Market Funds and Repurchase
Agreements (Cost $361,625,104)			388,596,335

		Shares

Money Market Funds (Cost $43,868,326) 8.8%
[p,q]Dreyfus Government Cash Management, Institutional Shares, 0.01%	United States	43,868,326	43,868,326

		Principal
		Amount*

Repurchase Agreement (Cost $19,644,487) 3.9%
[r]Joint Repurchase Agreement, 0.069%, 12/01/14
(Maturity Value $19,644,599),	United States	19,644,487	19,644,487
BNP Paribas Securities Corp. (Maturity Value $4,293,916)
Credit Suisse Securities (USA) LLC (Maturity Value $2,146,958)
HSBC Securities (USA) Inc. (Maturity Value $9,017,264)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $4,186,461)
Collateralized by U.S. Government Agency Securities,
0.102% - 1.50%, 1/20/15 - 6/05/17; U.S. Government Agency Securities, zero cpn., 10/09/17; U.S. Government Agency Securities, Strips, 6/01/17; U.S.
Treasury Bonds, 3.625%, 2/15/44; U.S. Treasury Notes, 1.50% - 3.625%,
9/30/16 - 11/15/22; and U.S. Treasury Notes, Index Linked, 0.125%, 7/15/22
(valued at $20,046,262).

Total Investments (Cost $425,137,917) 90.7%			452,109,148

Options Written (0.0)%†			(167,865)
Securities Sold Short (27.8)%			(138,604,420)
Other Assets, less Liabilities 37.1%			185,309,936

Net Assets 100.0%			$498,646,799

		Number of
		Contracts
[s]Options Written (0.0)%†
Calls – Exchange-Traded
Banks(0.0)%†
Commerzbank AG, December Strike Price, 13.50 EUR, Expires 12/19/14	Germany	9	$(79)
Diversified Telecommunication Services (0.0)%†
AT&T Inc., June Strike Price, $37.00, Expires 6/19/15	United States	102	(6,834)
Electrical Equipment (0.0)%†
Alstom SA, March Strike Price, 30.00 EUR, Expires 3/20/15	France	41	(2,908)
Hotels, Restaurants & Leisure (0.0)%†
Bally Technologies Inc., January Strike Price, $80.00, Expires 1/17/15	United States	35	(11,550)
Burger King Worldwide Inc., January Strike Price, $40.00, Expires 1/17/15	United States	13	(442)
			(11,992)

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of
	Country	Contracts	Value
[s]Options Written (continued)
Calls – Exchange-Traded (continued)
Internet & Catalog Retail (0.0)%†
Netflix Inc., January Strike Price, $350.00, Expires 1/17/15	United States	4	$(6,440)
Multiline Retail (0.0)%†
Dollar General Corp., February Strike Price, $70.00, Expires 2/20/15	United States	26	(8,060)
Oil, Gas & Consumable Fuels (0.0)%†
Cheniere Energy Inc., December Strike Price, $85.00, Expires 12/20/14	United States	50	(50)
Specialty Retail (0.0)%†
Best Buy Co. Inc., February Strike Price, $41.00, Expires 2/20/15	United States	98	(18,130)
PetSmart Inc., January Strike Price, $77.50, Expires 1/17/15	United States	10	(2,980)
			(21,110)
Puts – Exchange-Traded
Diversified Financial Services (0.0)%†
S&P 500 Index, December Strike Price, $1,750.00, Expires 12/20/14	United States	9	(630)
S&P 500 Index, December Strike Price, $1,750.00, Expires 12/31/14	United States	10	(1,150)
S&P 500 Index, December Strike Price, $1,850.00, Expires 12/31/14	United States	170	(41,650)
			(43,430)
Health Care Equipment & Supplies (0.0)%†
Covidien PLC, January Strike Price, $72.50, Expires 1/17/15	United States	264	(6,600)
Machinery (0.0)%†
Terex Corp., January Strike Price, $25.00, Expires 1/17/15	United States	35	(1,050)
Media (0.0)%†
Time Warner Cable Inc., January Strike Price, $115.00, Expires 1/17/15	United States	14	(770)
Time Warner Cable Inc., January Strike Price, $120.00, Expires 1/17/15	United States	74	(7,030)
Time Warner Cable Inc., April Strike Price, $120.00, Expires 4/17/15	United States	85	(27,625)
			(35,425)
Multiline Retail (0.0)%†
Dollar General Corp., February Strike Price, $55.00, Expires 2/20/15	United States	26	(2,470)
Technology Hardware, Storage & Peripherals (0.0)%†
Hewlett-Packard Co., February Strike Price, $34.00, Expires 2/20/15	United States	35	(875)
Nokia OYJ, A, March Strike Price, 6.00 EUR, Expires 3/20/15	Finland	98	(1,951)
Nokia OYJ, A, March Strike Price, 6.20 EUR, Expires 3/20/15	Finland	229	(5,985)
			(8,811)
Wireless Telecommunication Services (0.0)%†
T-Mobile US Inc., January Strike Price, $27.00, Expires 1/17/15	United States	129	(7,611)

52 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

			Notional
	Country	Counterparty	Amount*	Value
[s]Options Written (continued)
Puts – Over-the-Counter
Currency Options (0.0)%†
KRW/USD, January Strike Price, 1,150.00 KRW,
Expires 1/08/15	South Korea	DBFX	1,840,000,000 KRW	$(4,995)

Total Options Written
(Premiums Received $723,720)				(167,865)

			Shares

[t]Securities Sold Short (27.8)%
Common Stocks (10.8)%
Aerospace & Defense (0.1)%
B/E Aerospace Inc	United States		1,722	(134,092)
Bombardier Inc., B	Canada		94,133	(358,978)
Digitalglobe Inc	United States		4,146	(111,984)
				(605,054)
Airlines (0.4)%
Copa Holdings SA, A	Panama		1,293	(144,700)
Delta Air Lines Inc	United States		1,379	(64,358)
Hawaiian Holdings Inc	United States		58,376	(1,184,449)
Norwegian Air Shuttle AS	Norway		8,074	(303,854)
Virgin America Inc	United States		3,067	(115,564)
				(1,812,925)
Banks (0.0)%†
Zions Bancorporation	United States		5,916	(166,003)
Beverages (0.0)%†
PepsiCo Inc	United States		975	(97,597)
Biotechnology (0.3)%
Acorda Therapeutics Inc	United States		7,166	(261,201)
Aegerion Pharmaceuticals Inc	United States		7,650	(161,186)
AMAG Pharmaceuticals Inc	United States		11,230	(417,756)
Anacor Pharmaceuticals Inc	United States		3,112	(107,302)
Mannkind Corp	United States		7,183	(44,175)
Tesaro Inc	United States		7,095	(244,848)
Vertex Pharmaceuticals Inc	United States		1,106	(130,375)
				(1,366,843)
Building Products (0.0)%†
Griffon Corp	United States		17,693	(220,278)
Capital Markets (0.1)%
FXCM Inc., A	United States		13,619	(219,266)
Prospect Capital Corp	United States		11,625	(109,624)
				(328,890)
Chemicals (0.1)%
Albemarle Corp	United States		2,459	(145,180)
Ecolab Inc	United States		2,097	(228,468)
				(373,648)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

[t]Securities Sold Short (continued)
Common Stocks (continued)
Communications Equipment (0.0)%†
Alcatel-Lucent	France	10,188	$(36,300)
Construction & Engineering (0.1)%
Chicago Bridge & Iron Co. NV	United States	2,611	(130,628)
Fluor Corp	United States	6,503	(403,121)
			(533,749)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	20,070	(251,076)
Consumer Finance (0.0)%†
Ezcorp Inc., A	United States	11,158	(121,511)
Diversified Telecommunication Services (0.4)%
AT&T Inc	United States	35,962	(1,272,336)
Iridium Communications Inc	United States	10,245	(97,840)
Telecom Italia SpA	Italy	104,114	(117,390)
Verizon Communications Inc	United States	6,284	(317,907)
			(1,805,473)
Electric Utilities (0.2)%
NextEra Energy Inc	United States	7,140	(745,345)
Pepco Holdings Inc	United States	12,271	(337,452)
			(1,082,797)
Electrical Equipment (0.1)%
Ametek Inc	United States	5,238	(266,928)
Eaton Corp. PLC	United States	2,055	(139,391)
			(406,319)
Electronic Equipment, Instruments & Components (0.2)%
Trimble Navigation Ltd	United States	2,871	(80,747)
Vishay Intertechnology Inc	United States	84,634	(1,173,873)
			(1,254,620)
Energy Equipment & Services (0.2)%
Carbo Ceramics Inc	United States	2,708	(103,012)
Core Laboratories NV	United States	3,305	(425,783)
Diamond Offshore Drilling	United States	4,195	(123,207)
Halliburton Co	United States	5,805	(244,971)
SEACOR Holdings Inc	United States	660	(46,953)
U.S. Silica Holdings Inc	United States	1,817	(57,090)
			(1,001,016)
Food & Staples Retailing (0.2)%
Sysco Corp	United States	8,905	(358,515)
Whole Foods Market Inc	United States	8,662	(424,698)
			(783,213)
Food Products (0.3)%
Bunge Ltd	United States	1,740	(157,940)
Mondelez International Inc., A	United States	3,930	(154,056)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

[t]Securities Sold Short (continued)
Common Stocks (continued)
Food Products (continued)
Post Holdings Inc	United States	36,216	$(1,448,640)
			(1,760,636)
Health Care Equipment & Supplies (0.5)%
Alere Inc	United States	4,981	(198,692)
Becton Dickinson and Co	United States	930	(130,507)
Hologic Inc	United States	7,804	(209,147)
Insulet Corp	United States	3,353	(156,216)
Medtronic Inc	United States	22,919	(1,693,027)
NuVasive Inc	United States	7,167	(314,846)
			(2,702,435)
Health Care Providers & Services (0.7)%
Air Methods Corp	United States	2,172	(96,393)
Amsurg Corp	United States	2,993	(154,349)
Community Health Systems Inc	United States	4,509	(212,284)
Kindred Healthcare Inc	United States	7,980	(158,722)
Molina Healthcare Inc	United States	21,366	(1,092,230)
Omnicare Inc	United States	10,642	(748,345)
Universal Health Services Inc., B	United States	2,188	(228,909)
WellPoint Inc	United States	7,228	(924,534)
			(3,615,766)
Hotels, Restaurants & Leisure (0.4)%
500.com Ltd., A, ADR	China	3,461	(73,027)
Burger King Worldwide Inc	United States	1,056	(38,375)
Marriott International Inc., A	United States	4,094	(322,566)
McDonald’s Corp	United States	1,608	(155,671)
MGM Resorts International	United States	8,645	(197,193)
Panera Bread Company, A	United States	1,871	(313,205)
Penn National Gaming Inc	United States	27,781	(394,490)
Starbucks Corp	United States	7,206	(585,199)
			(2,079,726)
Household Durables (0.4)%
DR Horton Inc	United States	7,650	(194,999)
Jarden Corp	United States	30,586	(1,350,372)
PulteGroup Inc	United States	11,969	(258,889)
			(1,804,260)
Industrial Conglomerates (0.1)%
General Electric Co	United States	12,581	(333,271)
Internet & Catalog Retail (0.1)%
Amazon.com Inc	United States	604	(204,539)
Orbitz Worldwide Inc	United States	1,236	(9,443)
Priceline Group Inc	United States	163	(189,111)
			(403,093)
Internet Software & Services (0.3)%
21vianet Group Inc., ADR	China	677	(12,741)
58.com Inc., ADR	China	1,020	(49,766)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

[t]Securities Sold Short (continued)
Common Stocks (continued)
Internet Software & Services (continued)
Akamai Technologies Inc	United States	909	$(58,730)
ebay Inc	United States	3,984	(218,642)
Linkedin Corp., A	United States	114	(25,795)
MercadoLibre Inc	Argentina	4,396	(619,572)
Monster Worldwide Inc	United States	12,577	(54,710)
Pandora Media Inc	United States	8,678	(170,609)
SINA Corp	China	229	(8,691)
Yahoo! Inc	United States	2,554	(132,144)
Yelp Inc	United States	5,197	(296,697)
			(1,648,097)
IT Services (0.2)%
Euronet Worldwide Inc	United States	1,776	(103,132)
International Business Machines Corp	United States	6,631	(1,075,349)
Sabre Corp	United States	3,489	(65,384)
			(1,243,865)
Leisure Equipment & Products (0.1)%
Mattel Inc	United States	9,668	(305,025)
Machinery (0.1)%
Altra Industrial Motion Corp	United States	5,442	(166,689)
Caterpillar Inc	United States	1,787	(179,772)
Trinity Industries Inc	United States	6,291	(201,689)
			(548,150)
Media (0.9)%
Charter Communications Inc., A	United States	1,651	(280,175)
Comcast Corp., A	United States	48,966	(2,793,020)
Sirius XM Holdings Inc	United States	448,697	(1,628,770)
			(4,701,965)
Metals & Mining (0.2)%
Alcoa Inc	United States	420	(7,262)
Freeport-McMoRan Copper & Gold Inc	United States	8,383	(225,084)
Horsehead Holding Corp	United States	35,912	(560,945)
			(793,291)
Multi-Utilities (0.1)%
Dominion Resources Inc	United States	4,976	(361,009)
Multiline Retail (0.1)%
Kohl’s Corp	United States	5,477	(326,539)
Macy’s Inc	United States	1,287	(83,539)
			(410,078)
Oil, Gas & Consumable Fuels (0.5)%
Alon USA Energy Inc	United States	8,291	(115,742)
Alpha Natural Resources Inc	United States	4,108	(8,545)
Amyris Inc	United States	2,305	(6,362)
Cheniere Energy Inc	United States	1,773	(117,000)
Chevron Corp	United States	4,194	(456,601)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

[t]Securities Sold Short (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Cobalt International Energy Inc	United States	7,740	$(69,660)
Enterprise Products Partners	United States	5,234	(195,437)
EOG Resources Inc	United States	1,191	(103,283)
Green Plains Inc	United States	5,903	(177,149)
Kinder Morgan Inc	United States	4,165	(172,223)
Oneok Inc	United States	6,023	(326,206)
Pioneer Natural Resources Co	United States	886	(126,902)
Rice Energy Inc	United States	2,097	(52,215)
Sanchez Energy Corp	United States	29,454	(332,536)
Scorpio Tankers Inc	United States	24,948	(205,821)
Ship Finance International Ltd	Norway	9,923	(164,722)
			(2,630,404)
Pharmaceuticals (0.3)%
Actavis PLC	United States	4,144	(1,121,408)
Depomed Inc	United States	18,255	(282,770)
Nektar Therapeutics	United States	2,974	(49,576)
			(1,453,754)
Professional Services (0.1)%
51job Inc., ADR	China	7,592	(279,006)
CBIZ Inc	United States	15,167	(131,195)
			(410,201)
Real Estate Investment Trusts (REITs) (1.5)%
Boston Properties Inc	United States	417	(54,060)
Brandywine Realty Trust	United States	7,453	(115,223)
Digital Realty Trust Inc	United States	3,646	(256,204)
Duke Realty Corp	United States	9,606	(186,741)
Equity One Inc	United States	6,301	(152,673)
Equity Residential	United States	3,893	(275,780)
Federal Realty Investment Trust	United States	814	(107,985)
General Growth Properties Inc	United States	2,184	(58,444)
Government Properties Income Trust	United States	17,808	(404,598)
Gramercy Property Trust Inc	United States	42,735	(252,137)
HCP Inc	United States	15,720	(704,256)
Health Care REIT Inc	United States	11,625	(856,298)
Highwoods Properties Inc	United States	5,352	(230,992)
Host Hotels & Resorts Inc	United States	12,886	(299,471)
Kimco Realty Corp	United States	14,535	(369,916)
National Health Investors Inc	United States	2,318	(153,637)
National Retail Properties	United States	7,577	(291,942)
Piedmont Office Realty Trust Inc., A	United States	10,556	(198,453)
Ramco-Gershenson Properties Trust	United States	11,006	(197,007)
Realty Income Corp	United States	6,843	(317,926)
Regency Centers Corp	United States	127	(7,808)
Senior Housing Prop Trust	United States	6,691	(150,748)
Spirit Realty Capital Inc	United States	24,798	(290,385)
Starwood Property Trust Inc	United States	27,908	(671,466)
UDR Inc	United States	9,378	(288,655)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

[t]Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	United States	12,096	$(440,294)
			(7,333,099)
Road & Rail (0.2)%
Avis Budget Group Inc	United States	3,052	(183,578)
Canadian Pacific Railway Ltd	Canada	3,145	(607,488)
			(791,066)
Semiconductors & Semiconductor Equipment (0.3)%
Canadian Solar Inc	United States	1,900	(46,151)
Intel Corp	United States	2,486	(92,604)
Lam Research Corp	United States	2,660	(219,822)
NVIDIA Corp	United States	34,152	(716,167)
NXP Semiconductors NV	Netherlands	368	(28,634)
Photronics Inc	United States	12,727	(114,798)
Rudolph Technologies Inc	United States	8,258	(75,808)
			(1,293,984)
Software (0.4)%
Electronic Arts Inc	United States	5,823	(255,804)
NetSuite Inc	United States	570	(60,278)
Take-Two Interactive Software Inc	United States	49,956	(1,381,783)
TiVo Inc	United States	29,706	(361,819)
			(2,059,684)
Specialty Retail (0.1)%
Barnes & Noble Inc	United States	11,111	(259,553)
Dick’s Sporting Goods Inc	United States	3,019	(152,792)
PetSmart Inc	United States	1,500	(118,140)
			(530,485)
Technology Hardware, Storage & Peripherals (0.1)%
Electronics For Imaging Inc	United States	8,002	(355,689)
SanDisk Corp	United States	1,000	(103,460)
Violin Memory Inc	United States	32,265	(169,068)
			(628,217)
Textiles, Apparel & Luxury Goods (0.3)%
Iconix Brand Group Inc	United States	36,141	(1,460,458)
Tobacco (0.0)%†
Universal Corp	United States	5,047	(201,830)
Trading Companies & Distributors (0.0)%†
Kaman Corp	United States	5,142	(202,286)
Transportation Infrastructure (0.0)%†
Atlantia SpA	Italy	2,554	(64,459)

Total Common Stocks (Proceeds $52,404,813)			(54,017,906)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[t]Securities Sold Short (continued)
Exchange Traded Funds (15.5)%
Consumer Discretionary Select Sector SPDR Fund	United States	5,247	$(376,787)
Consumer Staples Select Sector SPDR Fund	United States	44,630	(2,200,259)
Energy Select Sector SPDR Fund	United States	6,528	(521,065)
Health Care Select Sector SPDR Fund	United States	56,194	(3,910,540)
iShares 20+ Year Treasury Bond ETF	United States	4,155	(508,946)
iShares Core S&P Small-Cap ETF	United States	24,400	(2,715,720)
iShares Global Utilities ETF	United States	8,445	(422,588)
iShares MSCI Canada ETF	Canada	17,250	(516,465)
iShares MSCI Emerging Markets ETF	United States	11,054	(458,741)
iShares MSCI India ETF	India	6,844	(218,803)
iShares MSCI South Korea Capped ETF	South Korea	10,620	(604,066)
iShares MSCI Sweden ETF	Sweden	6,950	(233,033)
iShares MSCI Taiwan ETF	Taiwan	36,995	(584,891)
iShares MSCI Finland Capped ETF	Finland	28,000	(933,800)
iShares Nasdaq Biotechnology ETF	United States	11,700	(3,555,630)
iShares North American Tech ETF	United States	4,465	(462,435)
iShares North American Tech-Software ETF	United States	16,095	(1,495,869)
iShares PHLX Semiconductor ETF	United States	24,195	(2,260,781)
iShares Russell 2000 ETF	United States	131,704	(15,379,076)
iShares Russell 2000 Growth ETF	United States	19,845	(2,751,906)
iShares Russell Mid-Cap Growth ETF	United States	1,300	(122,005)
iShares S&P Small-Cap 600 Growth ETF	United States	1,700	(202,674)
iShares U.S. Consumer Goods ETF	United States	3,900	(417,495)
iShares U.S. Real Estate ETF	United States	139	(10,706)
Market Vectors Russia ETF	Russia	11,231	(219,566)
PowerShares Dynamic Retail Portfolio	United States	22,360	(833,505)
PowerShares Nasdaq Internet Portfolio	United States	8,600	(595,378)
PowerShares QQQ Trust Series 1	United States	13,158	(1,394,879)
SPDR S&P 500 ETF Trust	United States	151,090	(31,305,848)
SPDR S&P Retail ETF	United States	2,332	(219,931)
SPDR S&P Transportation ETF	United States	4,400	(469,304)
Utilities Select Sector SPDR Fund	United States	7,030	(323,380)
Vanguard Consumer Staples ETF	United States	5,610	(719,258)
Vanguard REIT ETF	United States	1,782	(143,576)
Vanguard Small-Cap Growth ETF	United States	1,000	(126,260)

Total Exchange Traded Funds (Proceeds $72,963,985)			(77,215,166)

Corporate Notes (0.8)%
Apparel (0.0)%†
The William Carter Co., 5.25%, 8/15/21	United States	150,000	(156,375)
Diversified Financial Services (0.1)%
[f]American Achievement Corp., 144A, 10.875%, 4/15/16	United States	515,000	(505,344)
Entertainment (0.2)%
[f]Scientific Games International Inc., 144A, 10.00%, 12/01/22	United States	920,000	(864,800)
Food & Staples Retailing (0.0)%†
Safeway Inc., 7.25%, 2/01/31	United States	206,000	(205,637)
Hotels Restaurants & Leisure (0.5)%
[f]1011778 BC ULC/New Red Finance Inc., 144A, 6.00%, 4/01/22	Canada	2,180,000	(2,245,400)

Total Corporate Notes (Proceeds $3,848,860)			(3,977,556)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

[t]Securities Sold Short (continued)
U.S. Government and Agency Securities (0.7)%
U.S. Treasury Notes,
1.50%, 10/31/19	United States	2,653,000	$(2,655,695)
2.25%, 11/15/24	United States	733,000	(738,097)

Total U.S. Government and Agency Securities
(Proceeds $3,365,723)			(3,393,792)

Total Securities Sold Short (Proceeds $132,583,381)			$(138,604,420)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward, swap and written options contracts. At November 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $238,297,786, representing 47.79% of net assets.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
eA portion or all of the security is held in connection with written option contracts at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2014, the net value of these securities was $44,290,590, representing 8.89% of net assets.
gThe coupon rate shown represents the rate at period end.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2014, the aggregate value of these securities was $5,271,508, representing 1.06% of net assets.
iIncome may be received in additional securities and/or cash.
jPerpetual security with no stated maturity date.
kSee Note 7 regarding credit risk and defaulted securities.
lSee Note 1(h) regarding senior floating rate interests.
mSee Note 8 regarding unfunded loan commitments.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe security is traded on a discount basis with no stated coupon rate.
pThe rate shown is the annualized seven-day yield at period end.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
rSee Note 1(c) regarding joint repurchase agreement.
sSee Note 1(d) regarding written options.
tSee Note 1(f) regarding securities sold short.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
At November 30, 2014, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Short	32	$1,607,600	12/15/14	$—	$(8,135)
Aluminum	Long	32	1,607,600	12/15/14	—	(59,596)
Brent Crude Oil	Short	55	3,858,250	12/16/14	858,536	—
Cocoa	Long	40	1,186,176	3/16/15	9,365	—
Coffee	Long	11	773,231	3/19/15	—	(22,080)
Copper	Long	10	1,602,250	12/15/14	—	(146,421)
Copper	Short	10	1,602,250	12/15/14	116,012	—
Corn	Short	34	660,875	3/13/15	—	(12,730)
Natural Gas	Long	1	40,880	12/29/14	—	(1,632)
Silver	Short	32	2,488,960	3/27/15	126,971	—
Soybean Meal	Short	2	70,220	3/13/15	1,035	—
Soybean Oil	Short	16	311,136	3/13/15	10,324	—
Soybeans	Short	19	971,375	3/13/15	—	(7,014)
Sugar	Short	4	69,843	2/27/15	818	—
Wheat	Short	12	347,100	3/13/15	—	(20,182)
WTI Crude Oil	Short	10	661,500	12/19/14	112,018	—
			17,859,246		1,235,079	(277,790)
Equity Contracts
CAC40 10 Euro[a]	Long	20	1,090,929	12/19/14	15,797	—
DAX Index	Short	1	310,332	12/19/14	—	(22,844)
DJIA Mini E-CBOT Index[a]	Long	105	9,351,300	12/19/14	403,449	—
Euro STOXX 50 Index[a]	Long	87	3,512,327	12/19/14	119,604	—
Euro STOXX 50 Index	Short	2	80,743	12/19/14	—	(8,755)
Euro STOXX Bank Index	Short	21	188,691	12/19/14	—	(9,015)
FTSE 100 Index[a]	Short	21	2,210,800	12/19/14	—	(32,391)
Hang Seng Index[a]	Long	16	2,473,791	12/30/14	—	(1,168)
NASDAQ 100 E-Mini Index[a]	Long	62	5,379,430	12/19/14	420,082	—
Nikkei 225 Index[a]	Long	69	5,069,340	12/11/14	561,162	—
Russell 2000 Mini Index[a]	Long	22	2,577,520	12/19/14	91,009	—
S&P 500 E-Mini Index[a]	Long	28	2,892,820	12/19/14	156,429	—
S&P 500 E-Mini Index	Short	31	3,202,765	12/19/14	—	(154,487)
TOPIX Index[a]	Long	42	4,991,238	12/11/14	293,822	—
			43,332,026		2,061,354	(228,660)
Interest Rate Contracts
3 Month Euribor[a]	Long	274	85,158,735	3/14/16	44,991	—
90 Day Eurodollar[a]	Long	550	136,159,375	3/14/16	320,001	—
90 Day Sterling[a]	Long	412	79,735,040	3/16/16	436,480	—
Australian 10 Yr. Bond[a]	Long	87	9,277,251	12/15/14	358,577	—
Euro-Bund[a]	Long	8	1,521,774	12/08/14	—	(1,203)
JBG 10 Yr. Mini[a]	Long	130	16,094,195	12/10/14	130,996	—
Long Gilt[a]	Long	22	4,044,446	3/27/15	39,052	—
U.S. Long Bond[a]	Long	114	16,259,250	3/20/15	234,096	—
U.S. Long Bond	Short	2	285,250	3/20/15	—	(3,986)
U.S. Treasury 5 Yr. Note	Short	10	1,194,922	3/31/15	—	(5,097)
U.S. Treasury 10 Yr. Note	Short	9	1,143,422	3/20/15	—	(8,243)
			350,873,660		1,564,193	(18,529)
Total			$412,064,932		4,860,626	(524,979)
Net unrealized appreciation (depreciation)					$4,335,647

[a]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BNYM	Sell	41,924	$35,811	12/01/14	$120	$—
Euro	DBFX	Sell	100,000	127,100	12/01/14	2,650	—
Euro	CSFB	Sell	130,000	165,694	12/01/14	3,909	—
Euro	DBFX	Buy	100,000	125,110	12/01/14	—	(660)
Euro	CSFB	Buy	130,000	162,606	12/01/14	—	(821)
British Pound	BOFA	Sell	4,858	7,641	12/01/14	43	—
British Pound	BNYM	Buy	86,651	135,462	12/01/14	65	—
Hong Kong Dollar	BNYM	Sell	9,120	1,175	12/01/14	—	(1)
Japanese Yen	BNYM	Sell	213,300	1,796	12/01/14	—	(1)
Mexican Peso	CSFB	Sell	13,310,000	990,095	12/01/14	34,003	—
Mexican Peso	CSFB	Buy	13,310,000	971,228	12/01/14	—	(15,136)
Euro	DBFX	Sell	99,044	123,419	12/02/14	158	—
Euro	BNYM	Buy	110,641	137,726	12/02/14	—	(33)
Canadian Dollar	MSCO	Sell	91,583	80,090	12/03/14	—	(14)
Malaysian Ringgit	CSFB	Sell	970,000	290,376	12/05/14	3,742	—
Taiwan Dollar	MLCO	Sell	8,825,000	288,965	12/05/14	4,292	—
Singapore Dollar	CSFB	Sell	375,000	290,387	12/05/14	2,671	—
South Korean Won	BZWS	Sell	628,000,000	579,550	12/05/14	15,505	—
Australian Dollar	CSFB	Buy	647,000	554,016	12/08/14	—	(3,542)
New Zealand Dollar	CSFB	Sell	715,000	549,181	12/08/14	—	(10,883)
Euro	CSFB	Sell	70,000	87,051	12/10/14	—	(69)
Turkish Lira	CSFB	Sell	1,150,000	506,668	12/10/14	—	(10,455)
Turkish Lira	MLCO	Sell	445,000	195,863	12/10/14	—	(4,241)
Swiss Franc	CSFB	Sell	35,900	38,484	12/11/14	1,305	—
Swiss Franc	CSFB	Buy	35,900	37,662	12/11/14	—	(483)
Colombian Peso	MLCO	Sell	780,000,000	369,589	12/15/14	18,306	—
Euro	MLCO	Sell	100,000	124,681	12/15/14	221	—
Euro	MLCO	Buy	100,000	125,392	12/15/14	—	(932)
Canadian Dollar	BNYM	Sell	1,070,000	966,545	12/17/14	31,044	—
Canadian Dollar	BNYM	Buy	1,070,000	965,965	12/17/14	—	(30,466)
Danish Krone	BNYM	Sell	5,610,000	975,535	12/17/14	37,496	—
Danish Krone	BNYM	Buy	5,610,000	960,463	12/17/14	—	(22,423)
Euro	BNYM	Sell	2,982,206	3,859,269	12/17/14	147,573	—
Euro	BNYM	Buy	326,206	410,896	12/17/14	—	(4,894)
British Pound	BNYM	Sell	699,583	1,130,626	12/17/14	36,555	(11)
British Pound	BNYM	Buy	547,896	889,089	12/17/14	—	(32,232)
Japanese Yen	BNYM	Sell	18,740,000	175,439	12/17/14	17,495	—
Swedish Krona	BNYM	Buy	8,135,000	1,111,872	12/17/14	—	(20,874)
Swedish Krona	BNYM	Sell	8,135,000	1,141,949	12/17/14	50,951	—
Swiss Franc	BNYM	Sell	3,070,147	3,268,947	12/17/14	89,248	(142)
Swiss Franc	BNYM	Buy	1,732,697	1,826,341	12/17/14	—	(31,736)
Australian Dollar[b]	MSCO	Sell	12,906,723	11,421,348	12/19/14	449,040	(161)
Australian Dollar[b]	MSCO	Buy	11,686,723	10,420,007	12/19/14	—	(484,706)
Canadian Dollar[b]	MSCO	Sell	12,849,847	11,418,155	12/19/14	186,322	(2,217)
Canadian Dollar[b]	MSCO	Buy	4,123,847	3,654,551	12/19/14	—	(49,251)
Euro[b]	MSCO	Sell	16,296,971	20,904,087	12/19/14	621,795	(1,377)
Euro[b]	MSCO	Buy	11,630,971	14,696,062	12/19/14	1,560	(221,389)
British Pound[b]	MSCO	Sell	11,263,088	18,014,032	12/19/14	399,809	—
British Pound[b]	MSCO	Buy	7,263,088	11,556,641	12/19/14	936	(198,916)
Japanese Yen[b]	MSCO	Sell	1,250,872,400	11,601,071	12/19/14	1,058,038	—
Japanese Yen[b]	MSCO	Buy	1,645,368,400	14,896,020	12/19/14	—	(1,027,951)
Mexican Peso[b]	MSCO	Buy	55,189,920	4,149,400	12/19/14	—	(189,869)
Mexican Peso[b]	MSCO	Sell	59,101,920	4,359,505	12/19/14	119,310	—
New Zealand Dollar[b]	MSCO	Buy	3,754,792	2,940,559	12/19/14	9,824	(12,814)
New Zealand Dollar[b]	MSCO	Sell	4,877,792	3,888,555	12/19/14	76,149	(3,753)

62 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swiss Franc[b]	MSCO	Sell	11,778,639	$12,531,397	12/19/14	$331,556	$—
Swiss Franc[b]	MSCO	Buy	5,306,639	5,515,858	12/19/14	6,394	(25,844)
Euro	CSFB	Sell	385,000	482,807	12/22/14	3,618	—
Mexican Peso	CSFB	Sell	102,600	7,526	12/22/14	166	—
Brazilian Real	MLCO	Sell	280,000	106,797	12/24/14	—	(1,591)
Euro	CSFB	Sell	690,000	860,323	12/29/14	1,483	—
Canadian Dollar	MSCO	Sell	983,953	873,645	12/30/14	13,649	—
Canadian Dollar	MSCO	Buy	416,470	369,128	12/30/14	3	(5,127)
Danish Krone	BNYM	Buy	219,585	280,630	12/30/14	7,312	—
Euro	MSCO	Sell	758,885	960,766	12/30/14	16,326	(144)
Euro	BNYM	Sell	6,641,000	8,305,899	12/30/14	39,833	—
Euro	MSCO	Buy	643,015	816,661	12/30/14	20	(16,319)
British Pound	MSCO	Sell	525,375	839,194	12/30/14	17,732	(118)
Japanese Yen	BNYM	Sell	96,759,000	822,221	12/30/14	6,502	—
Norwegian Krone	MSCO	Buy	2,593,828	390,448	12/30/14	—	(22,072)
Norwegian Krone	BNYM	Sell	355,000	52,032	12/30/14	1,615	—
Norwegian Krone	MSCO	Sell	591,476	89,273	12/30/14	5,271	—
South African Rand	MSCO	Sell	1,533,298	138,164	12/30/14	672	(145)
Swedish Krona	BNYM	Sell	1,987,000	268,750	12/30/14	2,261	—
Euro	CSFB	Sell	130,000	162,633	1/02/15	818	—
Euro	DBFX	Sell	100,000	125,130	1/02/15	657	—
Euro	DBFX	Buy	100,000	124,631	1/02/15	—	(157)
Mexican Peso	CSFB	Sell	13,310,000	969,064	1/02/15	15,005	—
Canadian Dollar	BNYM	Sell	193,356	177,047	1/15/15	8,115	—
Euro	BOFA	Sell	466,000	583,613	3/18/15	3,205	—
Unrealized appreciation (depreciation)						3,902,348	(2,453,970)
Net unrealized appreciation (depreciation)						$1,448,378

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

At November 30, 2014, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
					Upfront
			Periodic		Premiums
	Counterparty/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index
CDX 23 HY	ICE	$1,262,000	5.00%	12/20/19	$(83,230)	$—	$(8,890)	$(92,120)
iTraxx Europe Crossover	ICE	1,104,000	5.00%	12/20/19	(80,860)	—	(30,356)	(111,216)
Contracts to Sell Protection[c]
Traded Index
CDX North America	CME	500,000	1.00%	6/20/19	8,631	1,643	—	10,274	Investment
									Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						1,643	(39,246)

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)
					Upfront
			Periodic		Premiums
Counterparty/		Notional Payment		Expiration	Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]	Rate	Date (Received)		Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Buy Protection
Single Name
Government of Brazil	BOFA	$110,000	1.00%	12/20/19	$3,704	$—	$(1,120)	$2,584
Government of Brazil	BOFA	40,000	1.00%	12/20/19	1,402	—	(462)	940
Government of Brazil	CITI	80,000	1.00%	12/20/19	2,329	—	(450)	1,879
Government of Brazil	BOFA	50,000	1.00%	12/20/19	1,387	—	(213)	1,174
Government of Venezuela	BOFA	130,000	5.00%	9/20/19	28,793	26,197	—	54,990
Southwest Airlines Co	DBFX	500,000	1.00%	6/20/19	(6,971)	—	(7,090)	(14,061)
Contracts to Sell Protection[c]
Single Name
Transocean Ltd	MSCS	150,000	1.00%	12/20/19	(21,642)	—	(3,890)	(25,532)	BBB-
Transocean Ltd	DBFX	100,000	1.00%	12/20/19	(13,860)	—	(3,161)	(17,021)	BBB-
Transocean Ltd	BOFA	75,000	1.00%	12/20/19	(9,446)	—	(3,320)	(12,766)	BBB-
TOYS R US Inc	MSCS	187,000	5.00%	12/20/16	(17,188)	—	(1,801)	(18,989)	B-
TOYS R US Inc	MSCS	111,000	5.00%	12/20/16	(10,627)	—	(645)	(11,272)	B-
TOYS R US Inc	MSCS	74,000	5.00%	12/20/16	(7,603)	88	—	(7,515)	B-
OTC Swaps unrealized appreciation (depreciation)						26,285	(22,152)
Total Credit Default Swaps unrealized appreciation (depreciation)						27,928	(61,398)
Net unrealized appreciation (depreciation)							$(33,470)

See Note 9 regarding other derivative information.

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts
		Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description		Exchange	Date	Amount	Appreciation Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month LIBOR Pay Fixed rate 0.63%		CME	10/21/16	$5,300,000	$—	$(939)
Net unrealized appreciation (depreciation)						$(939)

At November 30, 2014, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts
				Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate Notional Value[a]		Date	Appreciation	Depreciation
Fund Pays Total Return on Underlying Instrument
DBFX	Drillsearch Energy Ltd	LIBOR - 200 BPS	35,392	4/20/15	$6,441	$—
DBFX	Alcoa Inc	LIBOR - 35 BPS	222,156	6/30/15	—	(6,084)
DBFX	Amsurg Corp	LIBOR - 35 BPS	190,126	6/30/15	—	(3,267)
DBFX	Health Care REIT Inc	LIBOR - 35 BPS	623,910	6/30/15	—	(12,916)
DBFX	NextEra Energy Inc	LIBOR - 35 BPS	945,752	6/30/15	—	(17,154)

64 Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date Appreciation		Depreciation

Fund Pays Total Return on Underlying Instrument (continued)

DBFX	Pegatron Corp	LIBOR - 150 BPS	1,317,694		7/14/15	$—	$(102,213)
DBFX	ISA Internationale Inc	LIBOR - 40 BPS	35,197		7/15/15	—	(2,078)
DBFX	Richter Gedeon Nyrt	EURIB - 40 BPS	234,555	EUR	7/15/15	—	(2,639)
DBFX	Vedanta Resources PLC	LIBOR - 200 BPS	1,075,424		7/15/15	3,803	—
DBFX	ASM Pacific Technology Ltd	HKDIB - 52 BPS	1,608,205	HKD	7/17/15	3,599	—
DBFX	China Hongqiao Group Ltd	HKDIB - 150 BPS	1,435,530	HKD	7/17/15	—	(4,878)
DBFX	Deutsche Wohnen AG	EURIB - 40 BPS	119,801	EUR	7/17/15	—	(7,903)
DBFX	Drillisch AG	EURIB - 40 BPS	701,245	EUR	7/17/15	—	(81,475)
DBFX	Evonik Industries AG	EURIB - 40 BPS	13,564	EUR	7/17/15	—	(750)
DBFX	Fosun International Ltd	HKDIB - 67 BPS	4,464,200	HKD	7/17/15	—	(41,089)
DBFX	GAGFAH S.A	EURIB - 40 BPS	244,240	EUR	7/17/15	—	(4,810)
DBFX	Grand City Properties SA	EURIB - 450 BPS	480,465	EUR	7/17/15	—	(42,098)
DBFX	LOTTE Himart Co. Ltd	LIBOR - 150 BPS	67,021		7/17/15	1,973	—
DBFX	Pacific Basin Shipping Ltd	HKDIB - 50 BPS	1,303,463	HKD	7/17/15	—	(2,313)
DBFX	Alcatel-Lucent	EURIB - 40 BPS	597,928	EUR	7/20/15	—	(90,049)
DBFX	BW LPG Ltd	LIBOR - 40 BPS	120,360		7/20/15	32,262	—
DBFX	Hansteen Holdings PLC	EURIB - 40 BPS	754,025	EUR	7/20/15	—	(5,845)
DBFX	YTL E-Solutions BHD	LIBOR - 350 BPS	86,001		7/22/15	2,688	—
DBFX	Marine Harvest ASA	EURIB - 40 BPS	781,217	EUR	10/05/15	61,722	—
MSCS	AT&T Inc	LIBOR - 35 BPS	614,210		10/14/15	—	(8,762)
MSCS	Laboratory Corp. of America Holdings	LIBOR - 35 BPS	193,371		10/14/15	—	(8,488)
MSCS	Reynolds American Inc	LIBOR - 35 BPS	208,675		10/14/15	—	(33,227)
DBFX	Olam International Ltd	SIBOR - 300 BPS	88,560	SGD	10/20/15	—	(40)
MSCS	Amadeus IT Holding SA	EONIA - 50 BPS	46,038	EUR	10/26/15	—	—
MSCS	iShares FTSE 100 UCITS ETF	SONIA - 62 BPS	35,390	GBP	10/26/15	—	(569)
MSCS	Lyxor UCITS ETF CAC 40 DR	EURIB - 129 BPS	193,476	EUR	10/26/15	—	(315)
DBFX	JetBlue Airways Corp	EURIB - 40 BPS	571,311	EUR	11/16/15	—	(131,840)
DBFX	Resorttrust Inc	LIBOR - 40 BPS	49,982,828	JPY	11/18/15	—	(19,133)
DBFX	Yamaguchi Financial Group Inc	LIBOR - 40 BPS	108,981		11/18/15	—	(1,334)
DBFX	IHH Healthcare BHD	SIBOR - 50 BPS	191,414	SGD	11/24/15	—	(3,565)
MSCS	MSCI Pan Euro Index	EURIB - 45 BPS	749,661	EUR	12/30/15	—	(28,511)
MSCS	MSCI Pan Euro Index	FEDEF - 35 BPS	118,135		1/27/16	42,618	—
MSCS	MSCI Pan Euro Index	FEDEF - 30 BPS	548,969		2/05/16	—	(89)
MSCS	MSCI Pan Euro Index	EONIA - 55 BPS	286,709	EUR	8/08/16	136	—
MSCS	Kinder Morgan Inc	FEDEF - 408 BPS	121,445		8/11/16	—	—
MSCS	America Movil SAB de CV	MXNIB - 50 BPS	2,873,116	MXN	11/14/16	—	(897)

Fund Receives Total Return on Underlying Instrument

DBFX	Accuray Inc	LIBOR + 70 BPS	106,760		12/26/14	—	(3,006)
DBFX	American Residential Properties Inc	LIBOR + 70 BPS	103,585		12/26/14	128	—
DBFX	Ascent Capital Group Inc	LIBOR + 70 BPS	106,183		12/26/14	—	(21,418)
DBFX	Bunge Ltd	LIBOR + 70 BPS	73,500		12/26/14	5,334	—
DBFX	CBIZ Inc	LIBOR + 70 BPS	333,750		12/26/14	—	(22,995)
DBFX	Colony Financial Inc	LIBOR + 70 BPS	102,767		12/26/14	6,565	—
DBFX	Green Plains Inc	LIBOR + 70 BPS	283,695		12/26/14	101,703	—
DBFX	NetSuite Inc	LIBOR + 70 BPS	56,150		12/26/14	—	(806)
DBFX	Redwood Trust Inc	LIBOR + 70 BPS	102,561		12/26/14	—	(1,339)
DBFX	Resource Capital Corp	LIBOR + 70 BPS	100,212		12/26/14	1,108	—
MSCS	American Airlines Group Inc	LIBOR + 50 BPS	125,785		1/26/15	26,937	—
MSCS	American International Group Inc	LIBOR + 50 BPS	199,438		1/26/15	6,308	—
MSCS	BioDelivery Sciences International
	Inc	LIBOR + 50 BPS	262,243		1/26/15	—	(10,764)
MSCS	Celgene Corp	LIBOR + 50 BPS	191,461		1/26/15	41,978	—
MSCS	Cerner Corp	LIBOR + 50 BPS	333,470		1/26/15	50,472	—

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Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date	Appreciation	Depreciation

Fund Receives Total Return on Underlying Instrument (continued)

MSCS	Charter Communications Inc	LIBOR + 50 BPS	630,396		1/26/15	$81,742	$—
MSCS	Chicago Bridge & Iron Co. NV	LIBOR + 50 BPS	5,219		1/26/15	—	(185)
MSCS	CME Group Inc	LIBOR + 50 BPS	81,994		1/26/15	5,319	—
MSCS	Diamond Foods Inc	LIBOR + 50 BPS	2,193		1/26/15	70	—
MSCS	DISH Network Corp	LIBOR + 50 BPS	419,688		1/26/15	56,653	—
MSCS	Essent Group Ltd	LIBOR + 50 BPS	64,021		1/26/15	12,207	—
MSCS	FMSA Holdings Inc	LIBOR + 50 BPS	15,167		1/26/15	—	(4,744)
MSCS	HCA Holdings Inc	LIBOR + 50 BPS	16,238		1/26/15	4,871	—
MSCS	Level 3 Communications Inc	LIBOR + 50 BPS	109,906		1/26/15	17,198	—
MSCS	Liberty Broadband Corp	LIBOR + 50 BPS	60,881		1/26/15	7,375	—
MSCS	Liberty Global PLC	LIBOR + 50 BPS	7,612		1/26/15	1,431	—
MSCS	Liberty Media Corp	LIBOR + 50 BPS	42,932		1/26/15	4,855	—
MSCS	Liberty Ventures	LIBOR + 50 BPS	302,740		1/26/15	41,770	—
MSCS	Life Time Fitness Inc	LIBOR + 50 BPS	192,916		1/26/15	22,265	—
MSCS	Lululemon Athletica Inc	LIBOR + 50 BPS	187,078		1/26/15	19,317	—
MSCS	Marathon Petroleum Corp	LIBOR + 50 BPS	407,530		1/26/15	—	(6,640)
MSCS	Micron Technology Inc	LIBOR + 50 BPS	182,036		1/26/15	12,132	—
MSCS	NorthStar Asset Management Group
	Inc	LIBOR + 50 BPS	85,740		1/26/15	5,076	—
MSCS	NorthStar Realty Finance Corp	LIBOR + 50 BPS	19,219		1/26/15	—	(442)
MSCS	Salix Pharmaceuticals Ltd	LIBOR + 50 BPS	665,199		1/26/15	65,977	—
MSCS	Sotheby’s	LIBOR + 50 BPS	339,176		1/26/15	—	(3,606)
MSCS	Tempur Sealy International Inc	LIBOR + 50 BPS	11,548		1/26/15	—	(86)
MSCS	The Container Store Group Inc	LIBOR + 50 BPS	130,235		1/26/15	—	(1,262)
MSCS	The Madison Square Garden Co	LIBOR + 50 BPS	469,391		1/26/15	—	(232)
MSCS	The Williams Cos. Inc	LIBOR + 50 BPS	44,601		1/26/15	6,199	—
MSCS	Time Warner Inc	LIBOR + 50 BPS	204,750		1/26/15	22,185	—
MSCS	TripAdvisor Inc	LIBOR + 50 BPS	302,034		1/26/15	15,064	—
MSCS	Vail Resorts Inc	LIBOR + 50 BPS	56,808		1/26/15	2,588	—
MSCS	Vulcan Materials Co	LIBOR + 50 BPS	139,635		1/26/15	11,087	—
MSCS	Whole Foods Market Inc	LIBOR + 50 BPS	407,391		1/26/15	19,303	—
MSCS	Yahoo! Inc	LIBOR + 50 BPS	573,331		1/26/15	113,237	—
MSCS	Zoetis Inc	LIBOR + 50 BPS	405,420		1/26/15	7,473	—
DBFX	Alcoa Inc	LIBOR + 75 BPS	312,665		6/30/15	7,072	—
DBFX	Amsurg Corp	LIBOR + 75 BPS	257,672		6/30/15	2,906	—
DBFX	Health Care REIT Inc	LIBOR + 75 BPS	996,742		6/30/15	20,899	—
DBFX	NextEra Energy Inc	LIBOR + 75 BPS	1,176,582		6/30/15	19,864	—
DBFX	Pegatron Corp	LIBOR + 100 BPS	1,344,800		7/14/15	89,012	—
DBFX	Drillsearch Financial Ltd	LIBOR + 75 BPS	206,315		7/15/15	—	(6,423)
DBFX	Eni SpA	EURIB + 75 BPS	100,323	EUR	7/15/15	—	(573)
DBFX	GAGFAH S.A	EURIB + 75 BPS	449,910	EUR	7/15/15	4,963	—
DBFX	Grand City Properties SA	EURIB + 75 BPS	839,157	EUR	7/15/15	54,981	—
DBFX	Santa Isabel SA	LIBOR + 75 BPS	272,625		7/15/15	3,960	—
DBFX	Solidium OY	EURIB + 75 BPS	301,114	EUR	7/15/15	732	—
DBFX	ASM Pacific Technology Ltd	HKDIB + 100 BPS	4,282,941	HKD	7/17/15	—	(3,900)
DBFX	China Hongqiao Group Ltd	LIBOR + 100 BPS	470,494		7/17/15	10,568	—
DBFX	Drillisch AG	EURIB + 75 BPS	926,769	EUR	7/17/15	72,149	—
DBFX	Duetsche Wohnen AG	EURIB + 75 BPS	224,211	EUR	7/17/15	7,805	—
DBFX	Helical Bar Jersey Ltd	GBPIB + 75 BPS	199,873	GBP	7/17/15	—	(934)
DBFX	Logo Star Ltd	HKDIB + 100 BPS	10,811,250	HKD	7/17/15	29,235	—
DBFX	Lotte Shopping Co. Ltd	LIBOR + 90 BPS	367,740		7/17/15	—	(6,599)
DBFX	Magyar Nemzeti Vagyonkezelo Zrt	EURIB + 75 BPS	1,565,626	EUR	7/17/15	—	(621)
DBFX	RAG Stiftung	EURIB + 75 BPS	198,409	EUR	7/17/15	67	—
DBFX	Alcatel-Lucent	EURIB + 75 BPS	825,858	EUR	7/20/15	99,891	—
DBFX	BW Group Ltd	LIBOR + 75 BPS	367,138		7/20/15	—	(13,358)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
					Expiration	Unrealized	Unrealized
Counterparty	Underlying Instrument	Financing Rate	Notional Value[a]		Date Appreciation		Depreciation

Fund Receives Total Return on Underlying Instrument (continued)

DBFX	PB Issuer No. 3 Ltd	LIBOR + 75 BPS	622,031		7/20/15	$3,063	$—
DBFX	YTL Land & Development Bhd	LIBOR + 100 BPS	206,998		7/22/15	—	(4,791)
DBFX	Hansteen Jersey Securities Ltd	EURIB + 75 BPS	1,227,679	EUR	7/30/15	13,439	—
DBFX	Marine Harvest ASA	EURIB + 75 BPS	1,006,434	EUR	9/17/15	—	(57,963)
MSCS	MAN SE	EONIA + 65 BPS	777,192	EUR	10/14/15	—	—
MSCS	Advanced Computers Software Group
	PLC	SONIA + 65 BPS	39,808	GBP	10/26/15	—	—
MSCS	Alstom SA	EONIA + 65 BPS	602,634	EUR	10/26/15	—	—
MSCS	Amec Foster Wheeler PLC	SONIA + 65 BPS	9,018	GBP	10/26/15	—	—
MSCS	Bollore SA	EONIA + 65 BPS	15,086	EUR	10/26/15	—	—
MSCS	Fomento de Construcciones y Contratas
	SA	EONIA + 65 BPS	35,630	EUR	10/26/15	—	—
MSCS	Inmarsat PLC	SONIA + 65 BPS	612,377	GBP	10/26/15	—	—
MSCS	Jazztel PLC	EONIA + 65 BPS	72,166	EUR	10/26/15	—	—
MSCS	Smith & Nephew PLC	SONIA + 65 BPS	192,874	GBP	10/26/15	—	—
MSCS	Vivendi SA	EONIA + 65 BPS	1,947,177	EUR	10/26/15	—	—
MSCS	Ryanair Holdings PLC	EURIB + 50 BPS	491,607	EUR	11/02/15	142,664	—
DBFX	Resorttrust Inc	LIBOR + 85 BPS	71,366,760	JPY	11/17/15	15,901	—
DBFX	Deutsche Lufthansa AG	EURIB + 75 BPS	602,309	EUR	11/18/15	144,993	—
DBFX	Indah Capital Ltd	SIBOR + 100 BPS	525,160	SGD	11/23/15	4,543	—
MSCS	CareTrust REIT Inc	FEDEF + 40 BPS	34,943		12/17/15	—	—
MSCS	Kinder Morgan Energy Partners LP	FEDEF + 100 BPS	136,618		12/17/15	—	—
MSCS	Lamar Advertising Co	FEDEF + 40 BPS	345,159		12/17/15	—	—
MSCS	Spirit Realty Capital Inc	FEDEF + 40 BPS	303,219		12/17/15	—	—
DBFX	Yamaguchi Financial Group Inc	LIBOR + 85 BPS	212,958		12/18/15	—	(1,506)
MSCS	Covance Inc	LIBOR + 35 BPS	722,927		7/29/16	13,906	—
MSCS	DIRECTV	LIBOR + 35 BPS	1,376,606		7/29/16	14,087	—
MSCS	Lorillard Inc	LIBOR + 35 BPS	765,467		7/29/16	38,684	—
Unrealized appreciation (depreciation)						1,766,553	(838,524)
Net unrealized appreciation (depreciation)						$928,029

[a]In U.S. dollars unless otherwise indicated.

See Abbreviations on page 86.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$405,493,430
Cost - Repurchase agreements	19,644,487
Total cost of investments	$425,137,917
Value - Unaffiliated issuers	$432,464,661
Value - Repurchase agreements	19,644,487
Total value of investments	452,109,148
Cash	62,139,962
Restricted Cash (Note 1e)	22,168
Foreign currency, at value (cost $2,676,914)	2,633,446
Receivables:
Investment securities sold	12,819,198
Capital shares sold	520,530
Dividends and interest	1,987,366
Affiliates	2,176
Due from brokers	115,098,394
Variation margin	936,763
OTC Swaps (premiums paid $39,116)	37,615
Unrealized appreciation on forward exchange contracts	3,902,348
Unrealized appreciation on OTC swap contracts	1,792,838
Unrealized appreciation on unfunded loan commitments (Note 8)	1,419
Total assets	654,003,371
Liabilities:
Payables:
Investment securities purchased	12,140,746
Capital shares redeemed	99,995
Management fees	392,683
Distribution fees	48,250
Trustees’ fees and expenses	25,111
OTC Swaps (premiums received $91,420)	87,337
Options written, at value (premiums received $723,720)	167,865
Securities sold short, at value (proceeds $132,583,381)	138,604,420
Due to brokers	354,255
Unrealized depreciation on forward exchange contracts	2,453,970
Unrealized depreciation on OTC swap contracts	860,676
Accrued expenses and other liabilities	121,264
Total liabilities	155,356,572
Net assets, at value	$498,646,799
Net assets consist of:
Paid-in capital	$475,979,707
Undistributed net investment income	786,088
Net unrealized appreciation (depreciation)	28,136,016
Accumulated net realized gain (loss)	(6,255,012)
Net assets, at value	$498,646,799

68 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2014 (unaudited)

Class A:
Net assets, at value	$96,189,359
Shares outstanding	8,818,512
Net asset value per share[a]	$10.91
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.58
Class C:
Net assets, at value	$25,351,324
Shares outstanding	2,339,854
Net asset value and maximum offering price per share[a]	$10.83
Class R:
Net assets, at value	$12,197,373
Shares outstanding	1,120,929
Net asset value and maximum offering price per share	$10.88
Class R6:
Net assets, at value	$221,474,313
Shares outstanding	20,237,338
Net asset value and maximum offering price per share	$10.94
Advisor Class:
Net assets, at value	$143,434,430
Shares outstanding	13,115,099
Net asset value and maximum offering price per share	$10.94

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the period ended November 30, 2014 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends	$1,461,763
Interest	2,939,593
Total investment income	4,401,356
Expenses:
Management fees (Note 3a)	4,577,848
Distribution fees: (Note 3c)
Class A	176,282
Class C	98,713
Class R	29,630
Transfer agent fees: (Note 3e)
Class A	23,567
Class C	5,390
Class R	2,952
Class R6	5,528
Advisor Class	27,367
Custodian fees (Note 4)	91,754
Reports to shareholders	35,839
Registration and filing fees	118,437
Professional fees	172,324
Trustees’ fees and expenses	273,921
Offering costs	88,573
Dividends and interest on securities sold short	1,020,030
Security borrowing fees	548,336
Other	56,484
Total expenses	7,352,975
Expense reductions (Note 4)	(16,004)
Expenses waived/paid by affiliates (Note 3f)	(859,956)
Net expenses	6,477,015
Net investment income (loss)	(2,075,659)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,357,997)
Written options	599,959
Foreign currency transactions	1,488,904
Futures contracts	2,787,552
Securities sold short	(3,981,483)
Swap contracts	(808,683)
Net realized gain (loss)	(2,271,748)
Net change in unrealized appreciation (depreciation) on:
Investments	11,437,512
Translation of other assets and liabilities denominated in foreign currencies	1,551,007
Futures contracts	3,230,926
Swap contracts	450,857
Net change in unrealized appreciation (depreciation)	16,670,302
Net realized and unrealized gain (loss)	14,398,554
Net increase (decrease) in net assets resulting from operations	$12,322,895

70 Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Period Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,075,659)	$(459,321)
Net realized gain (loss) from investments, written options, foreign currency transactions, futures
contracts, securities sold short and swap contracts	(2,271,748)	(1,124,386)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies, futures contracts and swap contracts	16,670,302	11,465,714
Net increase (decrease) in net assets resulting from operations	12,322,895	9,882,007
Distributions to shareholders from net investment income:
Class A	—	(138,800)
Class C	—	(45,687)
Class R	—	(44,557)
Class R6	—	(44,777)
Advisor Class	—	(141,968)
Total distributions to shareholders	—	(415,789)
Capital share transactions: (Note 2)
Class A	(3,126,141)	94,320,579
Class C	8,214,423	15,942,860
Class R	250,150	11,001,000
Class R6	154,868	212,200,195
Advisor Class	85,543,949	52,355,803
Total capital share transactions	91,037,249	385,820,437
Net increase (decrease) in net assets	103,360,144	395,286,655
Net assets:
Beginning of period	395,286,655	—
End of period	$498,646,799	$395,286,655
Undistributed net investment income included in net assets:
End of period	$786,088	$2,861,747

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report 71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust is presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by

franklintempleton.com

Semiannual Report

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Joint Repurchase Agreement (continued)

the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 28, 2014.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/ or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and interest rate risk and foreign exchange rate. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

e. Restricted Cash

At November 30, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/ or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Investment in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2014, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2014, the net assets of the K2 Subsidiary were $47,581,503, representing 9.54% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014[a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	4,625,449	$49,433,943	9,202,567	$95,380,808
Shares issued in reinvestment of distributions	—	—	304	3,150
Shares redeemed	(4,909,322)	(52,560,084)	(100,486)	(1,063,379)
Net increase (decrease)	(283,873)	$(3,126,141)	9,102,385	$94,320,579
Class C Shares:
Shares sold	828,828	$8,816,763	1,574,229	$16,010,580
Shares issued in reinvestment of distributions	—	—	109	1,130
Shares redeemed	(56,803)	(602,340)	(6,509)	(68,850)
Net increase (decrease)	772,025	$8,214,423	1,567,829	$15,942,860

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014[a]
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	23,368	$250,150	1,097,561	$11,001,000
Class R6 Shares:
Shares sold	259,003	$2,780,869	20,233,382	$212,310,195
Shares redeemed	(244,571)	(2,626,001)	(10,476)	(110,000)
Net increase (decrease)	14,432	$154,868	20,222,906	$212,200,195
Advisor Class Shares:
Shares sold	10,774,883	$115,377,072	5,176,524	$52,893,512
Shares issued in reinvestment of distributions	—	—	610	6,315
Shares redeemed	(2,785,500)	(29,833,123)	(51,418)	(544,024)
Net increase (decrease)	7,989,383	$85,543,949	5,125,716	$52,355,803
[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Graham Capital Management, L.P.
Impala Asset Management, LLC
Independence Capital Asset Partners, LLC
Jennison Associates, LLC

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Subadvisors (continued)
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Wellington Management Company, LLP
York Registered Holdings, L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Under a sub-administrative agreement between FT Services and BNY Mellon Investment Servicing (US) Inc. (BNY Mellon), BNY Mellon provides sub-administrative services to the Fund and K2 Subsidiary. The sub-administrative fee is paid by FT Services based on the average daily net assets of the Fund and K2 Subsidiary, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$54,238
CDSC retained	$1,540

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees (continued)

For the period ended November 30, 2014, the Fund paid transfer agent fees of $64,804, of which $23,856 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and expenses on securities sold short) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.88% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015. Prior to October 1, 2014, expenses were limited to 2.15%.

g. Other Affiliated Transactions
At November 30, 2014, the shares of the Fund were owned by the following entities:
		Percentage of
		Consolidated
		Outstanding
	Shares	Shares
Franklin Resources, Inc.	5,307,251	11.63%
Franklin Moderate Allocation Fund	8,367,007	18.34%
Franklin Conservative Allocation Fund	5,157,034	11.30%
Franklin Growth Allocation Fund	4,335,456	9.50%
Franklin Multi-Asset Real Return Fund	320,606	0.70%
Franklin LifeSmart 2025 Retirement Target Fund	264,968	0.58%
Franklin LifeSmart 2035 Retirement Target Fund	227,281	0.50%
Franklin LifeSmart 2015 Retirement Target Fund	175,215	0.38%
Franklin LifeSmart 2045 Retirement Target Fund	127,994	0.28%
Franklin LifeSmart 2030 Retirement Target Fund	54,476	0.12%
Franklin LifeSmart 2020 Retirement Target Fund	46,964	0.10%
Franklin LifeSmart 2040 Retirement Target Fund	35,306	0.08%
Franklin LifeSmart 2050 Retirement Target Fund	27,093	0.06%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2014, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2014, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$161,663
Long term	859,461
Total capital loss carryforwards	$1,021,124

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$431,683,026
Unrealized appreciation	$29,101,912
Unrealized depreciation	(8,675,790)
Net unrealized appreciation (depreciation)	$20,426,122

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, certain dividends on securities sold short, swaps, commodity-based derivatives, non-deductible expenses, offering costs and futures.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2014, aggregated $662,616,909 and $627,924,000, respectively.

Transactions in options written during the period ended November 30, 2014, were as follows:

	Number of	Notional
	Contracts	Amount		Premiums
Options outstanding at May 31, 2014	1,802	—		$303,652
Options written	6,590	1,840,000,000	KRW	1,935,160
Options expired	(1,310)	—		(169,615)
Options exercised	(108)	—		(10,946)
Options closed	(5,408)	—		(1,334,531)
Options outstanding at November 30, 2014	1,566	1,840,000,000	KRW	$723,720

See Notes 1(d) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

7. Credit Risk and Defaulted Securities (continued)

At November 30, 2014, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,626,920, representing 0.33% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Consolidated Statement of Investments.

At November 30, 2014, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
B/E Aerospace Inc., Term Loan B, 3.75%, 11/21/21	$60,000
Cable & Wireless Communications PLC, Term Loan B, 5.50%, 11/6/16	95,000
Quintiles Transnational Corp., Term Loan B-3, 3.75%, 6/08/18	29,523
Visteon Corp., Term Loan B, 3.50%, 4/08/21	45,169
$229,692

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

9. Other Derivative Information

At November 30, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts	Consolidated Statement		Consolidated Statement
Not Accounted for as	of Assets and		of Assets and
Hedging Instruments	Liabilities Location	Fair Value[a]	Liabilities Location	Fair Value[a]
Commodity contracts	Net assets consist of – net	$1,235,079	Net assets consist of – net	$277,790
	unrealized appreciation		unrealized appreciation
	(depreciation)		(depreciation)
Credit contracts	Unrealized appreciation on swap	27,928	Unrealized depreciation on swap	61,398
	contracts / Net assets consist of		contracts / Net assets consist
	– net unrealized appreciation		of – net unrealized
	(depreciation)		appreciation (depreciation)
Equity contracts	Investments, at value / Unrealized	4,740,350	Options written, at value /	1,230,054
	appreciation on swap contracts /		Unrealized depreciation on
	Net assets consist of – net		swap contracts / Net assets
	unrealized appreciation		consist of – net unrealized
	(depreciation)		appreciation (depreciation)
Foreign exchange contracts	Investments, at value / Unrealized	4,003,964	Options written, at value /	2,458,965
	appreciation on forward		Unrealized depreciation on
	exchange contracts		forward exchange contracts
Interest rate contracts	Investments, at value / Net assets	1,572,559	Net assets consist of – net	19,468
	consist of – net unrealized		unrealized appreciation
	appreciation (depreciation)		(depreciation)

aIncludes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Consolidated Statement of Investments. Only current day’s variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

For the period ended November 30, 2014, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Consolidated Statement of Operations Locations	for the Period	for the Period
Commodity contracts	Net realized gain (loss) from futures contracts / Net change	$825,477	$987,912
in unrealized appreciation (depreciation) on futures
	contracts
Credit contracts	Net realized gain (loss) from swap contracts / Net change in	(285,452)	117,087
	unrealized appreciation (depreciation) on swap contracts
Equity contracts	Net realized gain (loss) from investments, written options,	(837,093)	1,933,086
	futures and swap contracts / Net change in unrealized
	appreciation (depreciation) on investments, futures and
	swap contracts
Foreign exchange contracts	Net realized gain (loss) from investments, written options	2,354,158	1,641,282
and foreign currency transactions / Net change in
	unrealized appreciation (depreciation) on investments
	and translation of other assets and liabilities denominated
	in foreign currencies

Interest rate contracts	Net realized gain (loss) from investments and futures	1,491,237	892,512
contracts / Net change in unrealized appreciation
(depreciation) on investments and futures contracts

For the period ended November 30, 2014, the average month end fair value of derivatives represented 2.16% of average month end net assets. The average month end number of open derivative contracts for the period was 636.

At November 30, 2014, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Consolidated Statement of
	Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$3,902,348	$2,453,970
Options Purchased	109,982	—
Options Written	—	4,995
Swap Contracts	1,830,453	948,013
Total	$5,842,783	$3,406,978

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

9. Other Derivative Information (continued)

At November 30, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received[a]	Received	less than zero)
Counterparty
BNYM	$476,185	$—	$—	$—	$476,185
BOFA	124,910	(14,561)	(105,117)	—	5,232
BZWS	15,505	—	—	—	15,505
CITI	26,072	(450)	—	—	25,622
CSFB	66,720	—	—	—	66,720
DBFX	862,894	(766,599)	—	—	96,295
MLCO	22,819	—	—	—	22,819
MSCS	933,272	(172,215)	—	—	761,057
MSCO	53,673	(43,940)	—	—	9,733
MSCO[c]	3,260,733	(2,218,247)	—	—	1,042,486
Total	$5,842,783	$(3,216,012)	$(105,117)	$—	$2,521,654

At November 30, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the Consolidated
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Consolidated Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged[a,b]	Pledged[a]	less than zero)
Counterparty
BNYM	$142,813	$—	$—	$—	$142,813
BOFA	14,561	(14,561)	—	—	—
BZWS	—	—	—	—	—
CITI	450	(450)	—	—	—
CSFB	41,389	—	—	—	41,389
DBFX	766,599	(766,599)	—	—	—
MLCO	6,764	—	—	—	6,764
MSCS	172,215	(172,215)	—	—	—
MSCO	43,940	(43,940)	—	—	—
MSCO[c]	2,218,247	(2,218,247)	—	—	—
Total	$3,406,978	$(3,216,012)	$—	$—	$190,966

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over-
collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
bSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.
cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

See abbreviations on page 86.

See Notes 1(d) and 6 regarding derivative financial instruments and investment transactions, respectively.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Assets:
Investments in Securities:
Common Stocks and Other Equity Interests[a]	$251,775,411	$—	$	—[b]	$251,775,411
Exchange Traded Funds	223,153	—		—	223,153
Convertible Preferred Stocks	3,920,848	3,784,559		—	7,705,407
Preferred Stocks	597,032	105,922		—	702,954
Convertible Bonds	—	63,909,578		—	63,909,578
Corporate Bonds and Notes	—	48,389,950		—	48,389,950
Corporate Notes in Reorganization	—	1,626,920		—	1,626,920
Senior Floating Rate Interests	—	4,065,679		—	4,065,679
Foreign Government and Agency Securities	—	1,979,064		—	1,979,064
Asset-Backed Securities and Commercial Mortgage-Backed
Securities	—	7,055,815		—	7,055,815
Options Purchased	912,443	109,982		—	1,022,425
Short Term Investments	44,008,305	19,644,487		—	63,652,792
Total Investments in Securities	$301,437,192	$150,671,956		$—	$452,109,148
Other Financial Instruments
Futures Contracts	$4,860,626	$—		$—	$4,860,626
Forward Exchange Contracts	—	3,902,348		—	3,902,348
Swap Contracts	—	1,794,481		—	1,794,481
Unfunded Loan Commitments	—	1,419		—	1,419
Total Other Financial Instruments	$4,860,626	$5,698,248		$—	$10,558,874

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FRANKLIN	ALTERNATIVE STRATEGIES	FUNDS
NOTES TO	CONSOLIDATED FINANCIAL	STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments
Options Written	$162,870	$4,995	$—	$167,865
Securities Sold Short[a]	131,233,072	7,371,348	—	138,604,420
Futures Contracts	524,979	—	—	524,979
Forward Exchange Contracts	—	2,453,970	—	2,453,970
Swap Contracts	—	900,861	—	900,861
Total Other Financial Instruments	$131,920,921	$10,731,174	$—	$142,652,095

aFor detailed categories, see the accompanying Consolidated Statement of Investments.
bIncludes securities determined to have no value at November 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial investments at the end of the period.

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon	BRL	Brazilian Real	ABS	Asset Backed Security
BOFA	Bank of America Corp	CAD	Canadian Dollar	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage
CITI	Cititgroup, Inc.	COP	Colombian Peso	CMO	Collateralized Mortgage Obligation
CME	Chicago Mercantile Exchange	EUR	Euro	ETF	Exchange Traded Fund
CSFB	Credit Suisse First Boston	GBP	British Pound	FDIC	Federal Deposit Insurance Corporation
DBFX	Deutsche Bank AG	HKD	Hong Kong Dollar	FRN	Floating Rate Note
FTSE	Financial Times Stock Exchange	JPY	Japanese Yen	PIK	Payment In-Kind
HSBC	HSBC Bank USA, N.A.	KRW	Korean Won	REIT	Real Estate Investment Trust
ICE	Intercontinental Exchange, Inc.	MXN	Mexican Peso	SPDR	Standard & Poor’s Depository Receipt
JPHQ	JP Morgan Chase & Co.	SGD	Singapore Dollar
MLCO	Merrill Lynch & Co., Inc.	USD	United States Dollar
MSCO	Morgan Stanley & Co., Inc.	ZAR	South African Rand
MSCS	Morgan Stanley Capital Services

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report
and Shareholder Letter
November 30, 2014

Franklin Pelagos Commodities Strategy Fund

A SERIES OF FRANKLIN ALTERNATIVE STRATEGIES FUNDS

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin Pelagos Commodities
Strategy Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Consolidated Financial Highlights and
Consolidated Statement of
Investments	12
Consolidated Financial Statements	19
Notes to Consolidated
Financial Statements	23
Shareholder Information	33

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Semiannual Report

Franklin Pelagos Commodities Strategy Fund

This semiannual report for Franklin Pelagos Commodities Strategy Fund covers the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks long-term total return. It invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance Overview

The Fund’s Class A shares had a -15.15% cumulative total return for the six months under review. In comparison, its benchmark, the Bloomberg Commodity Index, which measures performance of exchange-traded futures contracts on physical commodities, posted a -15.60% total return for the same period.1,2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

U.S. economic growth trends were generally encouraging during the period. Economic activity improved in the third quarter of 2014, resulting largely from increased consumer spending, business investments, federal defense spending and a narrower trade deficit. The U.S. Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance.

U.S. stocks generated strong returns for the six months under review as measured by the Standard & Poor’s® 500 Index and the Dow Jones Industrial Average. Commodity prices overall ended lower for the period, as measured by the Bloomberg Commodity Index, largely due to steep declines in crude oil prices resulting from weak global demand growth and strong world supply. Gold prices declined amid benign global inflation and a strong U.S. dollar.

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

What is a swap agreement?

A swap agreement, such as a commodity-linked total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

1. Source: Morningstar.

2. Prior to 7/1/14, the index was known as the Dow Jones-UBS Commodity Index.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).

The Consolidated SOI begins on page 17.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

What is a futures contract?

A futures contract, or a future, is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Portfolio Breakdown*
11/30/14

                                                                          % of Consolidated
                                                                                      Net Assets

U.S. Treasury Bills	54.3%
Federal Farm Credit Bank	29.5%
U.S. Treasury Notes	18.0%
Institutional Fiduciary Trust Money Market Portfolio	1.6%
Federal Home Loan Bank	1.5%
Other Assets, less Liabilities**	-4.9%

*Portfolio breakdown figures are stated as a percentage of total and may not equal
100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 5 for additional information related to the Fund’s economic exposure to commodities.

Manager’s Discussion

During its semiannual period, the Fund obtained its commodities exposure through swaps on commodity indexes and through commodities futures. These exposures were supported with U.S. Treasury bills and other fixed income securities.

During the period under review, overall energy positioning detracted significantly from absolute returns. Other sectors that detracted from absolute performance were agriculture, precious metals and industrial metals. Conversely, the livestock sector contributed to returns. The Fund’s relative performance also benefited from its positioning in agriculture, particularly corn and soybeans; industrial metals, notably zinc; and livestock over the period. In energy, positioning in refined petroleum products benefited relative performance.

Within the energy sector, crude oil was the largest detractor from returns. U.S. production growth of crude oil and the return of some Libyan production weighed on the global crude oil supply and demand balance. The resulting U.S. commercial stockpiles of crude oil trended above seasonal averages in spite of high refinery utilization rates and low stockpile levels at the oil hub of Cushing, Oklahoma. Although natural gas detracted from absolute returns, a slight underweighting contributed to relative results. Over the period, U.S. natural gas inventories built up strongly through the storage season, as summer cooling demand was below average in peak months.

In the agriculture sector, wheat was a notable detractor from returns as estimates for world production rose to a record high, lessening the demand for U.S. exports. Although concerns arose about European wheat quality due to rain, and exports from former Soviet Union areas, overall wheat prices declined resulting partly from the northern hemisphere’s large harvest. Positive contributions from our corn and soybean positioning helped lessen the negative effects of wheat positioning. Sugar detracted as drought in Brazil, the world’s top producer, was not enough to offset the global surplus, and India, the world’s second-largest producer, experienced ample rainfall and plantings. In the precious metals sector, gold and silver detracted from returns. In the industrial metals sector, aluminum and nickel also weighed on returns. Zinc and copper also hurt returns, but positioning aided relative results. A rising U.S. dollar provided a headwind to metal prices over the period.

In the livestock sector, live cattle and lean hogs contributed to absolute performance. A shrinking U.S. domestic cattle herd and feedlot dynamics supported cattle prices. However, an underweighting hurt relative results. The outbreak of disease in pigs started to be controlled over the period, which pressured lean hog prices, and an underweighting supported relative performance.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At 11/30/14, the Fund’s exposure based on notional value represented 78.1% of consolidated net assets.

Commodity-Linked Total Return Swap Exposure*
% of Consolidated Net Assets
Brent Crude Oil	17.4%
Soybeans	14.4%
Silver	9.5%
Aluminum	8.8%
Zinc	8.8%
Coffee	7.6%
Natural Gas	5.1%
Live Cattle	3.3%
Lean Hogs	1.7%
Kansas Wheat	1.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The
Fund’s exposure was calculated using the commodity sector weightings of the FP Custom Commodity Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts.

At 11/30/14, the Fund’s exposure based on notional value represented 20.4% of consolidated net assets.

Commodity Futures Exposure*
% of Consolidated Net Assets
Long
Natural Gas	4.6%
Soybeans	3.9%
Brent Crude Oil	3.2%
Aluminum	2.4%
Zinc	2.3%
Coffee	2.1%
Live Cattle	0.9%
Lean Hogs	0.5%
Kansas Wheat	0.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

As fellow shareholders, we were disappointed with the Fund’s absolute performance in the recent challenging environment for commodities. However, we remain committed to our active investment process and long-term perspective, keeping in mind that volatility is not uncommon for commodities markets. Thank you for your participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your financial needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14		Change
A (N/A)	$8.01	$9.44	-$	1.43
C (N/A)	$7.95	$9.41	-$	1.46
R (N/A)	$8.00	$9.44	-$	1.44
R6 (FPELX)	$8.04	$9.46	-$	1.42
Advisor (N/A)	$8.14	$9.58	-$	1.44

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

Performance as of 11/30/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	$10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(12/31/14)[5]	(with waiver)	(without waiver)
A					1.25%	3.58%
6-Month	-15.15%	-20.06%	$7,997
Since Inception (1/10/14)	-9.80%	-14.97%	$8,503	-21.34%
C					1.95%	4.28%
6-Month	-15.52%	-16.36%	$8,364
Since Inception (1/10/14)	-10.47%	-11.37%	$8,863	-18.06%
R					1.45%	3.78%
6-Month	-15.25%	-15.27%	$8,475
Since Inception (1/10/14)	-9.91%	- 9.91%	$9,009	-16.78%
R6					0.86%	1.78%
6-Month	-15.01%	-15.01%	$8,499
Since Inception (1/10/14)	-9.46%	-9.46%	$9,054	-16.33%
Advisor					0.95%	3.28%
6-Month	-15.03%	-15.03%	$8,497
1-Year	-9.05%	-9.05%	$9,095	-16.98%
Since Inception (12/7/11)	-18.60%	-6.67%	$8,140	-8.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through complex instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. Derivatives involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15, a fee waiver related to the management fee paid by a subsidiary, and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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                                             YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$848.50	$5.79
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.33
C
Actual	$1,000	$844.80	$9.02
Hypothetical (5% return before expenses)	$1,000	$1,015.29	$9.85
R
Actual	$1,000	$847.50	$6.72
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.33
R6
Actual	$1,000	$849.90	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.76	$4.36
Advisor
Actual	$1,000	$849.70	$4.41
Hypothetical (5% return before expenses)	$1,000	$1,020.31	$4.81

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%; R: 1.45%; R6: 0.86%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights
Franklin Pelagos Commodities Strategy Fund
	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	(0.08)
Net realized and unrealized gains (losses)	(1.38)	0.64
Total from investment operations	(1.43)	0.56
Net asset value, end of period	$8.01	$9.44

Total return[d]	(15.15)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	1.92%[f]	3.38%
Expenses net of waiver, payments by affiliates and expense reduction[g]	1.25%[f]	1.25%
Net investment income (loss)	(0.96)%[f]	(0.94)%

Supplemental data
Net assets, end of period (000’s)	$1,164	$601
Portfolio turnover rate	—%[h]	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

12	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
	CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.41	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)	(0.09)
Net realized and unrealized gains (losses)	(1.39)	0.62
Total from investment operations	(1.46)	0.53
Net asset value, end of period	$7.95	$9.41

Total return[d]	(15.52)%	5.97%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	2.62%[f]	4.08%
Expenses net of waiver, payments by affiliates and expense reduction[g]	1.95%[f]	1.95%
Net investment income (loss)	(1.66)%[f]	(1.64)%

Supplemental data
Net assets, end of period (000’s)	$141	$60
Portfolio turnover rate	—%[h]	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.44	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	(0.06)
Net realized and unrealized gains (losses)	(1.39)	0.62
Total from investment operations	(1.44)	0.56
Net asset value, end of period	$8.00	$9.44

Total return[d]	(15.25)%	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	2.12%[f]	3.58%
Expenses net of waiver, payments by affiliates and expense reduction[g]	1.45%[f]	1.45%
Net investment income (loss)	(1.16)%[f]	(1.14)%

Supplemental data
Net assets, end of period (000’s)	$5	$5
Portfolio turnover rate	—%[h]	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

14	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
	CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.46	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.03)
Net realized and unrealized gains (losses)	(1.39)	0.61
Total from investment operations	(1.42)	0.58
Net asset value, end of period	$8.04	$9.46

Total return[d]	(15.01)%	6.53%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	1.53%[f]	1.58%
Expenses net of waiver, payments by affiliates and expense reduction[g]	0.86%[f]	0.86%
Net investment income (loss)	(0.57)%[f]	(0.55)%

Supplemental data
Net assets, end of period (000’s)	$59,695	$67,732
Portfolio turnover rate	—%[h]	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Pelagos Commodities Strategy Fund (continued)
	Six Months Ended
	November 30, 2014		Year Ended May 31,
	(unaudited)	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.58	$9.43	$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	(1.41)	0.20	0.36	(0.80)
Total from investment operations	(1.44)	0.15	0.28	(0.85)
Less distributions from net investment income	—	—	(—)[d]	—
Net asset value, end of period	$8.14	$9.58	$9.43	$9.15

Total return[e]	(15.03)%	1.59%	3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver, payments by affiliates and expense reduction	1.62%[g]	1.88%	1.14%	5.08%
Expenses net of waiver, payments by affiliates and expense reduction	0.95%[g,h]	1.04%[h]	1.10%	1.10%
Net investment income (loss)	(0.66)%[g]	(0.70)%	(0.76)%	(1.07)%

Supplemental data
Net assets, end of period (000’s)	$122	$126	$107,853	$14,374
Portfolio turnover rate	—%[i]	34.28%	21.47%	—%[i]

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gRatios are adjusted to exclude the effects of annualization for non-recurring expenses.
hBenefit of expense reduction rounds to less than 0.01%.
iFor the period there were no purchases or sales of investments (other than short term securities).

16	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities 47.5%
FFCB, 0.68%, 9/26/16	$18,000,000	$18,004,158
U.S. Treasury Notes, 0.25%, 2/29/16	11,000,000	11,020,437
Total U.S. Government and Agency Securities (Cost $28,989,871)		29,024,595
Short Term Investments 57.4%
U.S. Government and Agency Securities 55.8%
[a,b]FHLB, 12/01/14	925,000	925,000
[b]U.S. Treasury Bills,
[a,c]6/25/15	13,900,000	13,893,634
7/23/15	19,300,000	19,289,018
Total U.S. Government and Agency Securities (Cost $34,106,597)		34,107,652

	Shares
Money Market Funds (Cost $979,339) 1.6%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	979,339	979,339
Total Investments (Cost $64,075,807) 104.9%		64,111,586
[f]Other Assets, less Liabilities (4.9)%		(2,983,972)
Net Assets 100.0%		$61,127,614

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).
bThe security is traded on a discount basis with no stated coupon rate.
cSecurity or a portion of the security has been pledged as collateral for open futures and swap contracts. At November 30, 2014, the value of this security and/or cash pledged as collateral was $2,111,058, representing 3.45% of net assets.
dNon-income producing.
eSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

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Semiannual Report | 17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2014, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts[a]
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Aluminum	Long	29	$1,456,888	12/15/14	$—	$(43,080)
Brent Crude Oil	Long	28	1,991,920	2/12/15	—	(326,350)
Coffee	Long	18	1,265,288	3/19/15	—	(52,046)
Kansas Wheat	Long	9	288,000	3/13/15	10,768	—
Lean Hogs	Long	8	289,040	12/12/14	7,418	—
Live Cattle	Long	8	540,400	12/31/14	9,178	—
Natural Gas	Long	69	2,820,720	12/29/14	—	(27,971)
Soybeans	Long	47	2,387,600	1/14/15	—	(55,265)
Zinc	Long	26	1,437,312	12/15/14	—	(67,110)
Total			$12,477,168		27,364	(571,822)
Net unrealized appreciation (depreciation)						$(544,458)

At November 30, 2014, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 1(b).

Commodity-Linked Total Return Swap Contracts[a]
		Fund	Notional	Expiration	Unrealized	Unrealized
Counterparty	Fund Receives	Pays	Value	Date	Appreciation	Depreciation
MSCS	Return of the FP Custom Commodity Index[b] 0.22%		$47,761,736	12/05/14	$ —	$(2,938,264)
Net unrealized appreciation (depreciation)						$(2,938,264)

[a]A portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).
[b]The following table provides additional detail for each custom swap:
Description		Notional Value	Unrealized Appreciation		Unrealized Depreciation
Bloomberg Commodity Aluminum Subindex		$5,349,314		$—		$(110,567)
Bloomberg Commodity Brent Crude Oil Subindex		10,650,867		—		(2,134,654)
Bloomberg Commodity Coffee Subindex		4,632,889		—		(127,564)
Bloomberg Commodity Kansas Wheat Subindex		955,235		75,009		—
Bloomberg Commodity Lean Hogs Subindex		1,050,758		4,361		—
Bloomberg Commodity Live Cattle Subindex		2,053,755		22,064		—
Bloomberg Commodity Natural Gas Subindex		3,104,513		106,937		—
Bloomberg Commodity Silver Subindex		5,826,932		—		(231,778)
Bloomberg Commodity Soybeans Subindex		8,788,159		—		(297,262)
Bloomberg Commodity Zinc Subindex		5,349,314		—		(244,810)
Total		$47,761,736		208,371		(3,146,635)
Net unrealized appreciation (depreciation)						$(2,938,264)

See Abbreviations on page 32.

18	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$63,096,468
Cost - Sweep Money Fund (Note 3f)	979,339
Total cost of investments	$64,075,807
Value - Unaffiliated issuers	$63,132,247
Value - Sweep Money Fund (Note 3f)	979,339
Total value of investments	64,111,586
Cash	331,263
Receivables:
Capital shares sold	447
Interest	28,673
Affiliates	101,674
Offering costs	31,026
Other assets	10
Total assets	64,604,679
Liabilities:
Payables:
Distribution fees	396
Transfer agent fees	1,292
Variation margin	474,813
Trustees’ fees and expenses	39,873
Unrealized depreciation on OTC swap contracts	2,938,264
Accrued expenses and other liabilities	22,427
Total liabilities	3,477,065
Net assets, at value	$61,127,614
Net assets consist of:
Paid-in capital	$73,027,348
Accumulated net investment loss	(864,545)
Net unrealized appreciation (depreciation)	(3,446,943)
Accumulated net realized gain (loss)	(7,588,246)
Net assets, at value	$61,127,614

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Class A:
Net assets, at value	$1,164,109
Shares outstanding	145,326
Net asset value per share[a]	$8.01
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.50
Class C:
Net assets, at value	$141,230
Shares outstanding	17,761
Net asset value and maximum offering price per share[a]	$7.95
Class R:
Net assets, at value	$4,503
Shares outstanding	563
Net asset value and maximum offering price per share	$8.00
Class R6:
Net assets, at value	$59,695,405
Shares outstanding	7,428,453
Net asset value and maximum offering price per share	$8.04
Advisor Class:
Net assets, at value	$122,367
Shares outstanding	15,039
Net asset value and maximum offering price per share	$8.14

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations
for the six months ended November 30, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund

Investment income:
Interest	$95,250
Expenses:
Management fees (Note 3a)	280,132
Distribution fees: (Note 3c)
Class A	1,269
Class C	584
Class R	13
Transfer agent fees: (Note 3e)
Class A	340
Class C	47
Class R	2
Class R6	2,081
Advisor Class	58
Custodian fees (Note 4)	452
Reports to shareholders	5,296
Registration and filing fees	29,410
Professional fees	36,552
Trustees’ fees and expenses	82,096
Amortization of offering costs	137,389
Other	3,646
Total expenses	579,367
Expense reductions (Note 4)	(73)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(289,397)
Net expenses	289,897
Net investment income (loss)	(194,647)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,018
Futures contracts	(1,392,432)
Swap contracts	(6,001,884)
Net realized gain (loss)	(7,393,298)
Net change in unrealized appreciation (depreciation) on:
Investments	42,173
Futures contracts	(469,154)
Swap contracts	(2,566,296)
Net change in unrealized appreciation (depreciation)	(2,993,277)
Net realized and unrealized gain (loss)	(10,386,575)
Net increase (decrease) in net assets resulting from operations	$(10,581,222)

franklintempleton.com The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report | 21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Pelagos Commodities Strategy Fund

	Six Months Ended
	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(194,647)	$(607,541)
Net realized gain (loss) from investments, written options, futures and swap contracts	(7,393,298)	(1,896,955)
Net change in unrealized appreciation (depreciation) on investments, futures and swap
contracts	(2,993,277)	812,201
Net increase (decrease) in net assets resulting from operations	(10,581,222)	(1,692,295)
Capital share transactions: (Note 2)
Class A	715,451	603,708
Class C	102,642	60,381
Class R	—	5,000
Class R6	2,343,800	63,196,459
Advisor Class	22,503	(101,501,673)
Total capital share transactions	3,184,396	(37,636,125)
Net increase (decrease) in net assets	(7,396,826)	(39,328,420)
Net assets:
Beginning of period	68,524,440	107,852,860
End of period	$61,127,614	$68,524,440
Accumulated net investment loss included in net assets:
End of period	$(864,545)	$(669,898)

22	| Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements. franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust is presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to

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Semiannual Report | 23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Derivative Financial Instruments (continued)

have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterpar-ties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counter-party include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one coun-terparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the coun-terparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument or index. A commodity-linked total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than

24 | Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 7 regarding other derivative information.

c. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2014, the FP Subsidiary’s investments, as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. At November 30, 2014, the net assets of the FP Subsidiary were $11,728,712, representing 19.19% of the Fund’s consolidated net assets. The Fund’s investment in the FP subsidiary is limited to 25% of consolidated assets.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares[a]:
Shares sold	123,982	$1,096,815	75,514	$718,445
Shares redeemed	(42,256)	(381,364)	(11,914)	(114,737)
Net increase (decrease)	81,726	$715,451	63,600	$603,708
Class C Shares[a]:
Shares sold	12,386	$112,004	8,075	$76,224
Shares redeemed	(1,046)	(9,362)	(1,654)	(15,843)
Net increase (decrease)	11,340	$102,642	6,421	$60,381
Class R Shares[a]:
Shares sold			564	$5,009
Shares redeemed			(1)	(9)
Net increase (decrease)			563	$5,000
Class R6 Shares[a]:
Shares sold[b]	289,493	$2,543,800	11,748,644	$104,424,968
Shares redeemed	(23,725)	(200,000)	(4,585,959)	(41,228,509)
Net increase (decrease)	265,768	$2,343,800	7,162,685	$63,196,459
Advisor Class Shares:
Shares sold	12,204	$112,264	2,392,658	$21,918,861
Shares redeemed[b]	(10,328)	(89,761)	(13,817,865)	(123,420,534)
Net increase (decrease)	1,876	$22,503	(11,425,207)	$(101,501,673)

[a]For the period January 10, 2014 (commencement of operations) to May 31, 2014.
[b]Effective January 10, 2014 a portion of Advisor Class shares were exchanged into Class R6.

26 | Semiannual Report

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)
(formerly Pelagos Capital Management, LLC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b. Administrative Fees

Under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$1,670
CDSC retained	$—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2014, the Fund paid transfer agent fees of $2,528, of which $1,745 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95%, and Class R6 does not exceed 0.86% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015.

h. Other Affiliated Transactions

At November 30, 2014, the shares of the Fund were owned by the following entities:

		Percentage of Consolidated
	Shares	Outstanding Shares
Franklin Moderate Allocation Fund	3,091,053	40.63%
Franklin Conservative Allocation Fund	1,849,064	24.31%
Franklin Growth Allocation Fund	1,700,201	22.35%
Franklin Multi-Asset Real Return Fund	336,711	4.43%
Franklin LifeSmart 2025 Retirement Target Fund	126,611	1.66%
Franklin LifeSmart 2035 Retirement Target Fund	102,696	1.35%
Franklin LifeSmart 2015 Retirement Target Fund	89,402	1.18%
Franklin LifeSmart 2045 Retirement Target Fund	68,634	0.90%
Franklin LifeSmart 2030 Retirement Target Fund	21,427	0.28%
Franklin LifeSmart 2020 Retirement Target Fund	18,693	0.25%
Franklin LifeSmart 2040 Retirement Target Fund	13,310	0.17%
Franklin LifeSmart 2050 Retirement Target Fund	10,088	0.13%
Franklin Resources, Inc.	1,689	0.02%

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2014, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2014, the Fund had long-term capital loss carryforwards of $194,949 not subject to expiration.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At May 31, 2014, the Fund deferred late-year ordinary losses of $598,418.

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$64,068,280

Unrealized appreciation	$44,183
Unrealized depreciation	(877)
Net unrealized appreciation (depreciation)	$43,306

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and non-deductible expenses.

6. Investment Transactions

There were no purchases or sales of investments (other than short term securities) for the period ended November 30, 2014.

7. Other Derivative Information

At November 30, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Consolidated Statement of Assets		Consolidated Statement of Assets
Hedging Instruments	and Liabilities Location	Fair Value[a]	and Liabilities Location	Fair Value
Commodity contracts	Net assets consist of - net	$27,364	Unrealized depreciation on	$3,510,086
	unrealized appreciation		swap contracts / Net assets
	(depreciation)		consist of - net unrealized
appreciation (depreciation)

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only current day’s variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

7. Other Derivative Information (continued)

For the period ended November 30, 2014, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as	Consolidated	(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Commodity contracts	Net realized gain (loss) from futures and swap contracts /	$(7,394,316)	$(3,035,450)
Net change in unrealized appreciation (depreciation) on
futures and swap contracts

For the period ended November 30, 2014, the average month end fair value of derivatives represented 6.08% of average month end net assets. The average month end number of open derivative contracts for the period was 10.

At November 30, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented
	in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Swap Contracts	$ —	$2,938,264

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

Amounts Not Offset in the Consolidated
Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
MSCS	$ —	$ —	$ —	$ —	$ —

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At November 30, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the Consolidated
Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in the	Instruments	Instruments	Cash	Net Amount
	Consolidated Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged[a]	Pledged	than zero)
Counterparty
MSCS	$2,938,264	$ —	$(446,821)	$ —	$2,491,443

[a]See the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

See Note 1(b) regarding derivative financial instruments.

See Abbreviations on page 32.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statement of Operations. During the period ended November 30, 2014, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

9. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$29,024,595	$—	$29,024,595
Short Term Investments	34,161,991	925,000	—	35,086,991
Total Investments in Securities	$34,161,991	$29,949,595	$—	$64,111,586
Other Financial Instruments
Futures Contracts	$27,364	$—	$—	$27,364
Liabilities:
Other Financial Instruments
Futures Contracts	$571,822	$—	$—	$571,822
Swap Contracts	—	2,938,264	—	2,938,264
Total Other Financial Instruments	$571,822	$2,938,264	$—	$3,510,086

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services, LLC	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN PELAGOS COMMODITIES STRATEGY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are posted on the U.S. Securities and Exchange Commission’s web-site at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gary P. Watson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gary P. Watson, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer – Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer – Finance and Administration

Date  January 27, 2015

By /s/ Gary P. Watson

Gary P. Watson

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015